Registration Nos. 333-84639

811-09521

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                     [X]

Pre-Effective Amendment No. ___            [__]
Post-Effective Amendment No. 28            [X]
and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940          [X]

Amendment No. 31                                               [X]

(Check appropriate box or boxes)

MANAGERS AMG FUNDS
----------------------------------------------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

----------------------------------------------------------------------------------------------------------------------

(Address of Principal Executive Offices)

Philip H. Newman, P.C.

Goodwin Procter LLP

Exchange Place

Boston, MA 02109-2881

----------------------------------------------------------------------------------------------------------------------
(Name and Address of Agent for Service)

As soon as practicable after the effective date of this Registration Statement
----------------------------------------------------------------------------------------------------------------------
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

_____ Immediately upon filing pursuant to paragraph (b)      _____ On (date) pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a)(1)          _____ On (date) pursuant to paragraph (a)(1)

   X     75 days after filing pursuant to (a)(2) of Rule 485          _____ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MANAGERS AMG FUNDS

TIMESSQUARE MID CAP GROWTH FUND

PROSPECTUS

dated [________, 2005]

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                               TABLE OF CONTENTS
                                                                                Page
       KEY INFORMATION                                                              1
       Summary of the Goal, Principal Strategies
       and Principal Risk Factors of the Fund
       PERFORMANCE SUMMARY                                                          3
       FEES AND EXPENSES OF THE FUND                                                4
       Fees and Expenses                                                            4
       Example                                                                      5
       TIMESSQUARE MID CAP GROWTH FUND                                              6
       Objective                                                                    6
       Principal Investment Strategies                                              6
       Should You Invest in this Fund?                                               7
       MANAGERS AMG FUNDS                                                           8
       YOUR ACCOUNT                                                                 11
       Minimum Investments in the Fund                                              11
       HOW TO PURCHASE SHARES                                                       12
       DISTRIBUTION PLAN                                                            14
       HOW TO SELL SHARES                                                           15
       INVESTOR SERVICES                                                            16
       FREQUENT TRADING POLICY                                                      16
       OPERATING POLICIES                                                           16
       ACCOUNT STATEMENTS                                                           17
       DIVIDENDS AND DISTRIBUTIONS                                                  18
       TAX INFORMATION                                                              18
       CONTACT INFORMATION                                                          20

KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in the TimesSquare Mid Cap Growth Fund (the "Mid Cap Fund" or the "Fund"), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

                                                                                Principal
  Goal                     Principal Strategies                                 Risk Factors
  Long-term                Primarily invests in common                          Market Risk
  capital                  and preferred stocks of mid-                         Management Risk
  appreciation             capitalization U.S. companies                        Sector Risk
                                                                                Mid-Capitalization
                           Invests at least 80% of its                             Stock Risk
                           assets in securities of mid-
                           capitalization companies

                           Ordinarily chooses investments
                           in companies that are exhibiting
                           accelerated growth in earnings.
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund in which you are investing. The following is a discussion of the principal risk factors of the Fund.

Market Risk

The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund's investment strategy depends significantly on the skill of TimesSquare Capital Management, LLC ("TimesSquare"), the Fund's subadvisor, in assessing the potential of the securities in which the Fund invests. TimesSquare will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Sector Risk

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Mid-Capitalization Stock Risk

Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as large-company stock funds) when stocks of mid-capitalization companies are out of favor.

PERFORMANCE SUMMARY

Because the Fund is new and has no operating history, no performance information is presented.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses Shareholder Fees (fees paid directly from your investment)

	Institutional Shares	Premier Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Institutional Shares	Premier Shares
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses [2]	0.46%	0.71%
Total Annual Fund Operating Expenses	1.46%	1.71%
Fee Waiver and Reimbursement [1]	-0.27%	-0.27%
Net Annual Fund Operating Expenses	1.19%	1.44%

1 The Managers Funds LLC (the "Investment Manager") and TimesSquare have contractually agreed, through [_____, 2006], to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.19% and 1.44%of the average daily net assets of the Fund attributable to the Institutional Class shares and Premier Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund's Total Operating Expenses do not exceed the contractual expense limitation amount. See "Managers AMG Funds."

2 Other Expenses for the Premier Class shares includes payments the Fund expects to pay third parties who maintain omnibus accounts with the Fund and, because the Fund is new, is based on estimates for the current fiscal year. These payments, representing payments for shareholder recordkeeping services, are expected to not exceed 0.20% of the Fund's average dailt net assets attributable to the Premier Class shares..

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$121	$435
Premier Class	$147	$512

The Example reflects the impact of the Fund's contractual expense limitation through [_____, 2006], for each period covered by the Example. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

TIMESSQUARE MID CAP FUND

Objective

The Mid Cap Fund's investment objective is to achieve long-term capital appreciation. The Mid Cap Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies

The Mid Cap Fund invests at least 80% of its net assets in common and preferred stocks of mid-capitalization U.S. companies. This policy may not be changed without providing shareholders 60 days advance notice. The term "mid-capitalization companies" refers to companies that, at the time of purchase, have market capitalizations greater than $1.5 billion but less than $10 billion or the upper limit of the Russell Mid Cap Growth Index. The Fund may retain a security if the issuer's capitalization exceeds $10 billion or the upper limit of the Russell Mid Cap Growth Index after the Fund has purchased the issuer's security.

TimesSquare serves as subadvisor to the Fund. TimesSquare seeks to outperform the Russell Mid Cap Growth Index in a risk-controlled manner. The TimesSquare portfolio management team uses a bottom up, research-intensive approach to identify mid-capitalization growth stocks that it believes have the greatest potential to achieve significant price appreciation over a 12 to 18 month horizon. Ordinarily, TimesSquare will sell a stock if the earnings growth decelerates, or if the valuation is no longer attractive relative to TimesSquare's time horizon for growth expectations.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. TimesSquare may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.

Should You Invest In This Fund?

This Fund MAY be suitable if you:

* Are seeking an opportunity for some equity returns in your investment portfolio
* Are willing to accept a higher degree of risk for the opportunity of higher potential returns
* Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

* Are seeking stability of principal * Are investing with a shorter time horizon in mind * Are uncomfortable with stock market risk or mid-capitalization stock risk * Are seeking current income

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI") and on our website at www.managersinvest.com.

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

MANAGERS AMG FUNDS

Managers AMG Funds is part of the Managers Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The TimesSquare Mid Cap Growth Fund is one of the funds currently available in the Managers Funds Family of Funds.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 800 Connecticut Avenue, Norwalk, CT 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of TimesSquare, the Subadvisor of the Fund and, when appropriate, evaluates any potential new asset managers for the Fund family. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the Fund's Distributor.

TimesSquare has day-to-day responsibility for managing the Fund's portfolio. TimesSquare, located at 4 Times Square, New York, New York 10036 was formed in 2004. Affiliated Managers Group, Inc., indirectly owns a majority interest in TimesSquare. As of [_______], 2004, TimesSquare had assets under management of approximately $[____] billion. The Fund is managed by a team at TimesSquare led by the following portfolio managers (the "Portfolio Managers"):

                NAME                    POSITION(S) HELD AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING THE
                                                   SERVICE                           PAST 5 YEARS
------------------------------------- ----------------------------------- -----------------------------------
I. Anthony Rosenthal                  Managing Director and Portfolio     Managing Director, TimesSquare
                                      Manager/Analyst since [       ]     Capital Management,, LLC
                                                                          (         ); [          ],
                                                                          Fiduciary Trust Company
                                                                          International ( 1996-   )
------------------------------------- ----------------------------------- -----------------------------------
Grant R. Babyak                       Managing Director and Portfolio     Managing Director, TimesSquare
                                      Manager since 2000                  Capital Management,, LLC (2000 to
                                                                          Present); Sr. Vice President,
                                                                          Fiduciary Trust Company
                                                                          International (1996-2000)
------------------------------------- ----------------------------------- -----------------------------------

Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares is available in the Fund's SAI.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Fund for its services as Subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

The Investment Manager has contractually agreed, until [_______, 2006], to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.19% and 1.44%of the Fund's average daily net assets attributable to the Institutional Class shares Premier Class shares, respectively. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.19% and 1.44% of the Fund's average daily net assets attributable to the Institutional Class shares and Premier Class shares, respectively. In addition to any other waiver or reimbursement agreed to by the Investment Manager, TimesSquare from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

YOUR ACCOUNT

As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the New York Stock Exchange (NYSE), usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day's offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

The Fund's investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. If market quotations are not readily available for any security or if the value of the security is deemed unreliable, the security's value will be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund's fair value procedures.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. Dollars. Third-party and "starter" checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Fund:

	Initial Investment		Additional Investment
	Inst'l Shares	Premier Shares	Inst'l Shares	Premier Shares
Regular accounts	$5.0 million	$1.0 million	$[___]	$[___]
Traditional IRA	$5.0 million	$1.0 million	$[___]	$[___]
Roth IRA	$5.0 million	$1.0 million	$[___]	$[___]

The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A Traditional IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund once you have established an account with Managers AMG Funds (the "Trust"), of which the Fund is a series. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

                                      Initial Purchase                   Additional Purchases
  Through your                        Contact your investment            Send any additional
  Investment                          advisor or other                   monies to your
  Advisor                             investment professional.           investment professional
                                                                         at the address appearing
                                                                         on your account statement.

  All Shareholders:
oBy Mail                              Complete the account               Write a letter of instruction
                                      application.                       and a check payable to:
                                      Mail the application and
                                      a check payable to Managers to:

                                      Managers                           Managers
                                      c/o PFPC                           c/o PFPC
                                      P.O. Box [____]                    P.O. Box [____]
                                      [City, State Zip Code]             [City, State Zip Code]

                                                                         Include your account # and Fund name
                                                                         on your check

  o By Telephone                      Not Available                      If your account has
                                                                         already been established,
                                                                         call the Transfer Agent at
                                                                         (800) [___-____]. The
                                                                         minimum additional
                                                                         investment is $[____].

  o By Internet                       Not Available                      If your account has already
                                                                         been established, see our website
                                                                         at:
                                                                         www.managersinvest.com.
                                                                         The minimum additional
                                                                         investment is $[____].

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

By Wire: Please call and notify the Fund at (800) [____]. Then instruct your bank to wire the money to PFPC, [City, State Zip Code]; ABA #[___________]; BFN Managers A/C # [________], FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

                                    Instructions
  Through your                      Contact your investment advisor or other
  Investment Advisor                investment professional.

  All Shareholders:
  o By Mail                         Write a letter of instruction containing:

                                    o the name of the Fund
                                    o dollar amount or number of shares to be sold
                                    o your name
                                    o your account number
                                    o signatures of all owners on account

                                    Mail letter to:
                                    Managers
                                    c/o PFPC
                                    P.O. Box [____]
                                    [City, State Zip Code]

  o By Telephone                    If you elected telephone redemption
                                    privileges on your account application, call us
                                    at (800) [___-____].

  o By Internet                     See our website at www.managersinvest.com

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

OPERATING POLICIES

A Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

o redeem an account if the value of the account falls below $[____] due to redemptions for the Institutional Class and $[____] for the Premier Class;
o suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;
o change the minimum investment amounts;
o delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);
o make a redemption-in-kind (a payment in portfolio securities instead of in cash);
o refuse a purchase order for any reason, including failure to submit a properly completed application;
o refuse any exchange request if we determine that such request could adversely affect the Fund including if such person or group has engaged in excessive trading (to be determined in our discretion); and
o terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.

FREQUENT TRADING POLICY

The Board of Trustees of the Fund has adopted policies and procedures designed to prevent frequent trading in Fund shares, commonly referred to as "market timing," because such activities may be disruptive to the management of the Fund's portfolio and may increase Fund expenses and negatively impact the Fund's performance. The Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund's transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, it will then review the account's activities and may warn the account owner and/or restrict the account. The Investment Manager will also notify the Fund's transfer agent of any of these restrictions and will keep the Board of Trustees informed periodically regarding the implementation of these frequent trading policies and procedures. The Fund reserves the right to refuse a purchase order for any reason and may limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund and its shareholders. The Fund also reserves the right to impose fees and charges on shareholders deemed to be engaged in frequent trading of fund shares. Transactions accepted by a financial intermediary in violation of the Fund's frequent trading policies are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the financial intermediary.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.

ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

TAX INFORMATION

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended, and as in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax consultant about the federal, state, local and foreign tax consequences to you of your investments in the Fund based upon your particular circumstances.

Short-term capital gains distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Fund that are attributable to corporate dividends received by the Fund generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term capital gains regardless of how long you have held shares of the Fund. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

If you are permitted to purchase shares of the Fund by means of an in-kind contribution, you should consult your tax advisor regarding the tax consequences of such transaction.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

o fail to provide a social security number or taxpayer identification number;
o fail to certify that their social security number or taxpayer identification number is correct; or
o fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is correct, or the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income.

MANAGERS AMG FUNDS
TIMESSQUARE MID CAP GROWTH FUND

Investment Manager
The Managers Funds LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325
(203) 299-3500 or (800) 835-3879

Subadvisor
TimesSquare Capital Management, LLC
4 Times Square
New York, NY 10036

Distributor
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325

Custodian
The Bank of New York
2 Hanson Place
Brooklyn, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
PFPC Attn: Managers
P.O. Box [____]
[City, State Zip Code]
(800) [___-____]

Trustees
Jack W. Aber
William E. Chapman, II
Edward J. Kaier
John Kingston, III
Peter M. Lebovitz
Steve J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

Additional Information

Additional information about the Fund and its investments is included in its Statement of Additional Information and its annual and semi-annual reports (once available), which are available to you without charge. In the Fund's annual report (once available), you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the preceding fiscal year. You may request these documents and make other inquiries as follows:

By Telephone: 1-800-835-3879

By Mail: Managers AMG Funds
800 Connecticut Avenue
Norwalk, CT 06854

On the Internet: Electronic copies are available on our website at:
www.managersamg.com

Information about the Fund including the Fund's current Statement of Additional Information is on file with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference (is legally part of this prospectus). Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund also may be reviewed and copied at the SEC's Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-9521

MANAGERS AMG FUNDS

TIMESSQUARE MID CAP GROWTH FUND
____________________________

STATEMENT OF ADDITIONAL INFORMATION

DATED [_______, 2005]

___________________________________________________________________________________

You can obtain a free copy of the Prospectus of the TimesSquare Mid Cap Growth Fund (the "Fund" or the "Mid Cap Fund") dated [ , 2005] by calling Managers at (800) 835-3879 or by visiting our website at www.managerinvest.com. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

                                                 TABLE OF CONTENTS

GENERAL INFORMATION

This Statement of Additional Information relates only to the TimesSquare Mid Cap Growth Fund. The Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust") and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 800 Connecticut Avenue, Norwalk, CT 06854.The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the overall administration of the Fund. See "Management of the Fund."

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Under normal circumstances, the Mid Cap Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization companies. This policy may not be changed without providing shareholders 60 days notice. The term "mid-capitalization companies" refers to companies that, at the time of purchase, have market capitalizations greater than $1.5 billion but less than $10 billion or the upper limit of the Russell Mid Cap Growth Index. The Fund may retain a security if the issuer's capitalization exceeds $10 billion or the upper limit of the Russell Mid Cap Growth Index after the Fund has purchased the issuer's security.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities that may be purchased by the Fund. Also see "Quality and Diversification Requirements of the Fund."

(1) Common Stocks. The Fund may invest in common stocks. Common stocks are securities that represent a unit of ownership in a corporation. The Fund's transactions in common stock represent "long" transactions where the Fund owns the securities being sold, or will own the securities being purchased.

(2) Cash Equivalents. The Fund may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(3) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(4) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will also bear the risk of any loss on such investments.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission ("SEC").

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund's portfolio holdings to third parties. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Investment Manager that the disclosures are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund) and that the recipient has been notified that it is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures.

The Trust does not have any arrangements with any person to make available information about the Fund's portfolio securities, and the Trust's policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

Independent Trustees
The Trustees shown in the table below are not "interested persons" of the Trust within the meaning of the 1940 Act:

                                 POSITION(S) HELD                                NUMBER OF FUNDS
   NAME AND DATE OF BIRTH       WITH THE FUND AND                                IN FUND COMPLEX
                                  LENGTH OF TIME      PRINCIPAL OCCUPATIONS       * OVERSEEN BY      OTHER DIRECTORSHIPS
                                      SERVED           DURING PAST 5 YEARS           TRUSTEE           HELD BY TRUSTEE
------------------------------ --------------------- -------------------------- ------------------ ------------------------
        Jack W. Aber            Trustee since 1999   Professor of Finance,             39            Trustee of Appleton
         DOB: 9/9/37                                 Boston University
                                                     School of Management                              Growth Fund (1
                                                     (1972-Present)                                      portfolio);
                                                                                                      Trustee of Third
                                                                                                       Avenue Trust (4
                                                                                                        portfolios);
                                                                                                      Trustee of Third
                                                                                                   Avenue Variable Series
                                                                                                            Trust
                                                                                                        (1 portfolio)
------------------------------ --------------------- -------------------------- ------------------ ------------------------
   William E. Chapman, II      Trustee since 1999;   President and Owner,              39             Trustee of Third
        DOB: 9/23/41           Independent Chairman  Longboat Retirement                               Avenue Trust (4
                                                     Planning Solutions                                 portfolios);
                                                     (1998-Present); Hewitt                           Trustee of Third
                                                     Associates, LLC (part                         Avenue Variable Series
                                                     time) (provider of                                     Trust
                                                     Retirement and                                     (1 portfolio)
                                                     Investment Education
                                                     Seminars); Interim
                                                     Executive Vice
                                                     President, QuadraMed
                                                     Corporation (2001);
                                                     President Retirement
                                                     Plans Group, Kemper
                                                     Funds (1990-1998);
                                                     Trustee of Bowdoin
                                                     College (2002-Present)
------------------------------ --------------------- -------------------------- ------------------ ------------------------
       Edward J. Kaier          Trustee since 1999   Partner, Hepburn                  39             Trustee of Third
        DOB: 9/23/45                                 Willcox, Hamilton &                               Avenue Trust (4
                                                     Putnam (1977-Present)                              portfolios);
                                                                                                      Trustee of Third
                                                                                                   Avenue Variable Series
                                                                                                            Trust
                                                                                                        (1 portfolio)

------------------------------ --------------------- -------------------------- ------------------ ------------------------
     Steven J. Paggioli         Trustee since 2004   Consultant                        39                Trustee of
         DOB: 4/3/50                                 (2001-Present);                                   Professionally
                                                     Formerly Executive                              Managed Portfolios
                                                     Vice President and                               (19 portfolios);
                                                     Director, The                                  Advisory Board Member,
                                                     Wadsworth Group                                 Sustainable Growth
                                                     (1986-2001); Executive                              Advisors, LP
                                                     Vice President,
                                                     Secretary and
                                                     Director, Investment
                                                     Company
                                                     Administration, LLC
                                                     (1990-2001); Vice
                                                     President, Secretary
                                                     and Director, First
                                                     Fund Distributors,
                                                     Inc. (1991-2001)
------------------------------ --------------------- -------------------------- ------------------ ------------------------
        Eric Rakowski           Trustee since 1999   Professor, University             39             Trustee of Third
         DOB: 6/5/58                                 of                                                Avenue Trust (4
                                                     California at Berkeley                             portfolios);
                                                     School of Law                                    Trustee of Third
                                                     (1990-Present);                               Avenue Variable Series
                                                     Visiting Professor,                                    Trust
                                                     Harvard Law School                                 (1 portfolio)
                                                     (1998-1999)
------------------------------ --------------------- -------------------------- ------------------ ------------------------
    Thomas R. Schneeweis        Trustee since 2004   Professor of Finance,             39                   None
        DOB: 5/10/47                                 University of
                                                     Massachusetts
                                                     (1985-Present);
                                                     Managing Director,
                                                     CISDM at the
                                                     University of
                                                     Massachusetts,
                                                     (1994-Present);
                                                     President and Chief
                                                     Executive Officer,
                                                     Schneeweis Partners,
                                                     LLC (2001-Present)
------------------------------ --------------------- -------------------------- ------------------ ------------------------

* The fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees

The Trustees shown in the table below are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Kingston is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

   NAME AND DATE OF BIRTH        POSITION(S) HELD      PRINCIPAL OCCUPATIONS        NUMBER OF FUNDS     OTHER DIRECTORSHIPS
                                WITH THE FUND AND                                   IN FUND COMPLEX
                                  LENGTH OF TIME                                     * OVERSEEN BY
                                      SERVED            DURING PAST 5 YEARS             TRUSTEE           HELD BY TRUSTEE
------------------------------ --------------------- ----------------------------- ------------------ ------------------------
     John Kingston, III         Trustee since 2004   Senior Vice President and            39                   None
        DOB: 10/23/65                                General Counsel,
                                                     (2002-Present),
                                                     Affiliated Managers
                                                     Group, Inc.; Vice
                                                     President and Associate
                                                     General Counsel,
                                                     Affiliated Managers
                                                     Group, Inc. (1999-2002);
                                                     Director and Secretary,
                                                     Managers Distributors,
                                                     Inc. (2000-Present);
                                                     Secretary, Managers AMG
                                                     Funds (1999-2004); Served
                                                     in a general counseling
                                                     capacity, Morgan Stanley
                                                     Dean Witter Investment
                                                     Management, Inc.
                                                     (1998-1999); Associate,
                                                     Ropes and Gray (1994-1998)
------------------------------ --------------------- ----------------------------- ------------------ ------------------------
      Peter M. Lebovitz         Trustee since 2002   President and Chief                  39                   None
        DOB: 1/18/55           President since 1999  Executive Officer, The
                                                     Managers Funds LLC
                                                     (1999-Present); President
                                                     Managers Distributors,
                                                     Inc.
                                                     (2000-Present); Director
                                                     of Marketing, The
                                                     Managers Funds, LP
                                                     (1994-1999); Director of
                                                     Marketing, Hyperion
                                                     Capital
                                                     Management, Inc.
                                                     (1993-1994); Senior Vice
                                                     President, Greenwich
                                                     Asset Management, Inc.
                                                     (1989-1993)

* The fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers

Name and Date of Birth	Position Held with the Fund	Occupation for Past 5 Years
Galan G. Daukas DOB: 10/24/63	Chief Financial Officer since 2002
Chief Operating Officer, The Managers Funds LLC,
(2002-Present); Chief Financial Officer, The
Managers Funds, Managers Trust I and Managers Trust
II (2002-Present); Chief Operating Officer and
Chairman of the Management Committee, Harbor
Capital Management Co., Inc. (2000-2002); Chief
Operating Officer, Fleet Investment Advisors
(1992-2000)
____________________________	_______________________	____________________________________
Donald S. Rumery	Treasurer since 1999
DOB: 5/29/58		Director, Finance and Planning, The Managers Funds
LLC, (1994-Present); Treasurer and Chief Financial
Officer, Managers Distributors, Inc.
(2000-Present); Treasurer, Managers Trust I and
Managers Trust II (2000-Present); Treasurer, The
Managers Funds (1995-Present); Secretary, Managers
Trust I and Managers Trust II (2000-2004) and
Secretary, The Managers Funds (1997-2004)
____________________________	_______________________	____________________________________
Christine C. Carsman	Secretary since 2004
DOB: 4/2/52		Vice President and Chief Regulatory Counsel,
Affiliated Managers Group, Inc. (2004-Present);
Secretary, The Managers Funds, Managers Trust I and
Managers Trust II (2004-Present); Senior Counsel,
Vice President and Director of Operational Risk
Management and Compliance, Wellington Management
Company, LLP (1995-2004)

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2003	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2003
Independent Trustees:
Jack W. Aber	None	$50,001 to $100,000
William E. Chapman, II	None	Over $100,000
Edward J. Kaier	None	Over $100,000
Steve Paggioli	None	Over $100,000
Eric Rakowski	None	$10,001 to $50,000
Thomas R. Schneeweis	None	$10,001 to $50,000
Interested Trustees:
John Kingston, III	None	Over $100,000
Peter M. Lebovitz	None	Over $100,000

* The Managers Funds Family of Funds consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee: (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation

Compensation Table:

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	[$___]	$46,500
William E. Chapman, II	[$___]	$46,000
Edward J. Kaier	[$___]	$46,500
Steven J. Paggioli	[$___]	$41,500
Eric Rakowski	[$___]	$46,500
Thomas R. Schneeweis	[$___]	$41,500
Interested Trustees:
John Kingston, III	None	None
Peter M. Lebovitz	None	None

__________________

(a) Because the Fund is new, compensation is estimated for the Fund's fiscal year ended [_______]. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation paid during the 12-month period ending October 31, 2004 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of [_______], through its ownership of 100% of the shares of the Fund, Affiliated Managers Group, Inc. ("AMG") "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund. No other person or entity owned shares of the Fund.

Principal Holders

As of [_______], no persons or entities beneficially owned more than 5% of the outstanding shares of the Fund.

Management Ownership

As of [_______], all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. An indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. ("AMG") serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor of the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. The Investment Manager has entered into an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), and has also separately entered into an administration agreement pursuant to which it carries out the daily administration of the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of TimesSquare Capital Management,LLC, the subadvisor that manages the assets of the Fund (the "Subadvisor" or "TSCM"). The Investment Manager receives no additional compensation from the Fund for its administration services. TSCM was selected by the Investment Manager, subject to the review and approval of the Board of Trustees. TSCM is the successor firm to TimesSquare Capital Management, Inc., which was a wholly-owned subsidiary of the CIGNA Corporation. AMG indirectly owns a majority interest in TSCM. As of [_______, 2004], TSCM's assets under management totaled approximately $[___ billion. TSCM's address is 4 Times Square, New York, New York 10036.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related record keeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Subadvisor by the Fund

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the subadvisory agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the Fund, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

Fee Waivers and Expense Limitations

The Investment Manager has contractually agreed, through [______, 2006], to limit total annual operating expenses for the Mid Cap Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.19% and 1.44% of the average daily net assets of the Fund attributable to the Institutional Class shares and the Premier Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

Investment Management and Subadvisory Agreements

The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a Subadvisory agreement with TSCM (the "Subadvisory Agreement").

The Investment Management Agreement and the Subadvisory Agreement shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

o developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objectives and policies as set forth in the Trust's current Registration Statement;

o providing research and analysis relative to the investment program and investments of the Fund;

o determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

o making changes on behalf of the Trust in the investments of the Fund.

Under the Subadvisory Agreement, TSCM is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by their Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Subadvisory Agreements

The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), has approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including fee and expense information for the Fund and other similar mutual funds.

The Trustees reviewed information provided by the Investment Manager relating to its operations and personnel. Among other things, the Investment Manager provided a balance sheet and income statement, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Investment Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Investment Manager's administrative capabilities including its ability to supervise the Fund's other service providers; (b) the Investment Manager's compliance programs including those related to personal investing and (c) the Investment Manager's performance of substantially similar duties for other series of the Trust.

The Trustees reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for the Subadvisor, the Fund's competitors and relevant benchmarks and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Subadvisor; (b) the qualification and experience of the Subadvisor's personnel; (c) the Subadvisor's compliance programs including those related to personal investing; and (d) the Subadvisor's performance in employing its investment strategy. The Trustees also took into account the financial condition of the Investment Manager and Subadvisor and their undertakings to maintain expense limitations for the Fund.

The Trustees reached the following conclusions regarding the Investment Management Agreement and Subadvisory Agreement, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Subadvisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Investment Manager and Subadvisor maintain appropriate compliance programs; (D) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (E) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Investment Manager and the Subadvisor.

Based on their conclusions, the Trustees determined that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders.

Proxy Voting Policies and Procedures

Proxies for the Fund's portfolio securities are voted in accordance with TSCM's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a "Cash Sweep Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

Reimbursement Agreement

Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to a Reimbursement Agreement between the Investment Manager and TSCM, TSCM reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics

The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. ("MDI") and the Subadvisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, MDI or the Subadvisor, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, MDI or the Subadvisor may invest in securities, including securities that may be purchased or held by the Fund.

Distribution Arrangements

Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation. Shares of the Institutional Class and the Premier Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

Custodian

The Bank of New York ("BNY" or the "Custodian"), 2 Hanson Place, Brooklyn, NY 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box [____], [City, State Zip], is the transfer agent (the "Transfer Agent") for the Fund.

Independent Public Accountants

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, reviews the Fund's federal and state income tax returns and may provide other audit, tax, and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities which are held in the Fund's portfolios. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Subadvisor.

Purchase orders received by the Fund before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were accepted by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemptions would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in paper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange on that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund's shares in the account falls below $5,000 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund name and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading on the NYSE is restricted by the SEC, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, except for certain series of Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Shareholders should read the prospectus of the series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

The Fund computes its net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of regular trading of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value of the Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of Fund shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN TAX MATTERS

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Fund--in General

The following discussion is a general summary of certain current federal income tax laws regarding the Fund and investors in the shares. The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

If the Fund qualifies as a regulated investment company, it will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments

Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Tax Implications of Certain Investments. Certain of the Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders

Distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), ordinary income distributions relating to dividend income received by the Fund will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals, trusts and estates. Under the Jobs and Growth Act if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals, trusts and estates only if and to the extent designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such distributions are made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 120 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the "holding period requirement"). In order to be eligible for the 15% maximum rate on distributions from the Fund attributable to qualified dividends, shareholders must separately satisfy the holding period requirement with respect to their Fund shares. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Shareholders

Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 30% for the calendar year 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

Foreign Taxes

The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisers about the application of the provisions of federal, state, local and foreign tax laws to an investment in the Fund in light of their particular tax situations.

PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in the Fund's current Prospectus.

Average Annual Total Return

The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5-
or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

After Tax and Cumulative Returns

Average Annual Total Return (after taxes on distributions). The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions)
n	=	number of years
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions and redemption)
n	=	number of years
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in a Fund assuming reinvestment of dividends and capital gains.

Performance Comparisons

The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the S&P 500 Index, the S&P MidCap 400 Index, the Dow Jones Industrial Average, the Russell 3000 Index, the Russell 1000 Index, the Russell 3000 Value Index, the Russell 1000 Value Index, the S&P 500/Barra Value Index and the S&P MidCap 400/Barra Value Index.

Massachusetts Business Trust

The Fund is a series of a "Massachusetts Business Trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. The Trustees may classify or reclassify any series of the Trust into one or more classes. The trustees have authorized the issuance of two classes of shares of the Fund - the Institutional Class and the Premier Class. See "Massachusetts Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

APPENDIX A

TimesSquare Capital Management LLC Proxy Voting Policies & Procedures

Compliance identifies those clients for which TimesSquare Capital Management, LLC ("TimesSquare") has been instructed to vote proxies. Working with the key proxy voting decision makers, that is analysts and portfolio managers, Compliance develops guidelines for voting on management and shareholder proposals. The proxy voting guidelines are reviewed and approved annually by the TimesSquare Proxy Voting Committee ("Proxy Voting Committee").

To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and interests of TimesSquare's clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.

1. Taking into consideration all pertinent factors, TimesSquare's proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies' directors, management, and employees.

a. For ERISA third party accounts, including advisory accounts, mutual funds, and separate accounts, TimesSquare acts prudently and solely in the interest of, and for the exclusive purpose of providing benefits to, beneficiaries of these accounts, taking into consideration only those factors which would affect the value of the investments and support the objective of providing increased shareholder value to beneficiaries.

b. For non-ERISA third party accounts, including certain advisory accounts, mutual funds and separate accounts, the client's financial and non-financial objectives only, to the extent known, shall be considered.

2. Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are outsourced to the Investor Responsibility Research Center (IRRC). All proxy materials are directed to IRRC by the portfolios' custodians. IRRC votes proxies in accordance with voting guidelines and instructions provided by TimesSquare; reconciles all shares held on record date to shares voted; and maintains records of, and provides quarterly reports, on how each portfolio has voted its proxies.

3. Using detailed voting guidelines provided by TimesSquare, IRRC alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

4. Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

5. In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

PART C
To the Registration Statement of
Managers AMG Funds (the "Trust")

Item 23.    Exhibits.

Exhibit No.    Description

a.1	Master Trust Agreement dated June 18, 1999. (i)

a.2	Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex Aggressive Growth Fund." (ii)

a.3	Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds." (ii)

a.4	Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund." (iv)

a.5	Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed Equity Fund." (iv)

a.6	Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Small Company Value Fund." (v)

a.7	Amendment No. 6 to Master Trust Agreement establishing two new series of shares of beneficial interest of the Trust designated as the "Rorer Large-Cap Fund" and the "Rorer Mid-Cap Fund." (vi)

a.8	Amendment No. 7 to Master Trust Agreement establishing Investor and Institutional Classes of shares of the Essex Aggressive Growth Fund and Investor and Institutional Classes of shares of the Systematic Value Fund. (ix)

a.9	Amendment No. 8 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Burridge Small Cap Growth Fund." (xi)

a.10	Amendment No. 9 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as "Essex Large Cap Growth Fund." (xii)

a.11	Amendment No. 10 to Master Trust Agreement establishing two (2) new series of shares of beneficial interest of the Trust designated as "TimesSquare Small Cap Growth Fund" and "TimesSquare Mid Cap Growth Fund", respectively. (filed herewith)

b.	By-Laws of the Trust dated June 18, 1999. (i)

c.	Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V of the Master Trust Agreement are included in Exhibit a. (i)

d.1	Investment Management Agreement between the Registrant and The Managers Funds LLC, dated as of October 19, 1999. (ii)

d.2	Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (ii)

d.3	Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Large-Cap Fund. (vi)

d.4	Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Mid-Cap Fund. (vi)

d.5	Form of Sub-Advisory Agreement between The Managers Funds LLC and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund, dated December 5, 2001. (vi)

d.6	Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Systematic Value Fund. (ix)

d.7	Form of Sub-Advisory Agreement between The Managers Funds LLC and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (ix)

d.8	Form of Letter Agreement to the Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Burridge Small Cap Growth Fund. (xi)

d.9	Form of Sub-Advisory Agreement between The Managers Funds, LLC and The Burridge Group LLC with respect to the Burridge Small Cap Growth Fund. (xi)

d.10	Form of Letter Agreement to the Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to Essex Large Cap Growth Fund. (xiii)

d.11	Form of Sub-Advisory Agreement between The Managers Funds, LLC and Essex Investment Management Company, LLC with respect to Essex Large Cap Growth Fund. (xiii)

d.12	Form of Investment Advisory Agreement between the Registrant and The Managers Funds LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (filed herewith)

d.13	Form of Subadvisory Agreement between The Managers Funds LLC and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (filed herewith)

e.1	Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001. (viii)

e.2	Intentionally omitted.

e.3	Intentionally omitted.

e.4	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

e.5	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Aggressive Growth Fund and Systematic Value Fund. (ix)

e.6	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the Burridge Small Cap Growth Fund. (xi)

e.7	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Large Cap Growth Fund. (xiii)

e.8	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to TimesSquare Mid Cap Growth Fund. (filed herewith)

f.	Not applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York. (xii)

h.1	Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc. (ii)

h.2	Form of Expense Limitation and Recoupment Agreement between the Registrant and The Managers Funds LLC with respect to TimesSquare Mid Cap Growth Fund. (filed herewith)

h.3	Form of Administration Agreement between the Registrant and The Managers Funds LLC with respect to TimesSquare Mid Cap Growth Fund and TimesSquare Small Cap Growth Fund (filed herewith)

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (x)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (ix)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to the Burridge Small Cap Growth Fund. (xi)

i.5	Opinion and Consent of Goodwin Procter LLP with respect to Essex Large Cap Growth Fund. (xiii)

i.6	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (filed herewith)

j.	Consent of PricewaterhouseCoopers LLP with respect to Burridge Small Cap Growth Fund. (xv)

k.	Not Applicable.

l.1	Power of Attorney for the Trustees of the Registrant dated March 14, 2003. (xiii)

l.2	Power of Attorney for the Officers of the Registrant dated March 14, 2003. (xiii)

l.3	Power of Attorney for the Trustees of the Registrant dated September 10, 2004. (xv)

m.1	Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (ii)

m.2	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

n.1	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Essex Aggressive Growth Fund. (viii)

n.2	Revised Schedule A to Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (ix)

n.3	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (filed herewith)

o.	Not applicable.

p.1	Code of Ethics of the Trust. (iii)

p.2	Code of Ethics of The Managers Funds LLC and Managers Distributors, Inc. (vii)

p.3	Code of Ethics of Essex Investment Management Company, LLC. (iv)

p.4	Code of Ethics of Rorer Asset Management, LLC. (xiv)

p.5	Code of Ethics of Systematic Financial Management, L.P. (ix)

p.6	Code of Ethics of The Burridge Group LLC. (xi)

p.7	Code of Ethics of TimesSquare Capital Management, LLC. (filed herewith)

* * * * * * * * * *

(i)	Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999), under the same exhibit number.

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999), under the same exhibit number.

(iii)	Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15, 2000), under the same exhibit number.

(iv)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14, 2000), under the same exhibit number.

(v)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 20, 2001), under the same exhibit number.

(vi)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5, 2001), under the same exhibit number.

(vii)	Filed as an exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19, 2001), under the same exhibit number.

(viii)	Filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31, 2001), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17, 2002), under the same exhibit number.

(x)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 30, 2002), under the same exhibit number.

(xi)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11, 2002), under the same exhibit number.

(xii)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 31, 2003), under the same exhibit number.

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 29, 2003), under the same exhibit number.

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2004), under the same exhibit number.

(xv)	Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 1, 2004), under the same exhibit number.

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Under Article VI of the Registrant's Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56365.

Essex Investment Management Company, LLC ("Essex") serves as subadvisor to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-12548.

Rorer Asset Management, LLC ("Rorer") serves as subadvisor to the Rorer Large-Cap Fund and to the Rorer Mid-Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56110.

Systematic Financial Management, L.P. ("Systematic") serves as subadvisor to the Systematic Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-48908.

The Burridge Group LLC ("Burridge") serves as subadvisor to the Burridge Small Cap Growth Fund. AMG owns a majority interest in Burridge. Burridge was formed in 1986. The business and other connections of the officers and directors of Burridge are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-53275.

TimesSquare Capital Management, LLC ("TimesSquare") serves as subadvisor to the TimesSquare Small Cap Growth Fund and the TimesSquare Mid Cap Growth Fund. AMG owns a controlling interest in TimesSquare. TimesSquare was formed in 2004. The business and other connections of the officers and directors of TimesSquare are listed on Schedules A and D of its Form ADV as currently on file with the Commission, the text of which schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-63492.

Item 27. Principal Underwriters.

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers Trust I and Managers Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nathaniel Dalton	Director	None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965
____________________	____________________	____________________
Daniel J. Shea	Director	None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965
____________________	____________________	____________________
John Kingston, III	Director and Secretary	Secretary
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965
____________________	____________________	____________________
Peter M. Lebovitz	President	President
800 Connecticut Avenue
Norwalk, Connecticut 06854
____________________	____________________	____________________
Donald S. Rumery	Treasurer	Treasurer and Principal
800 Connecticut Avenue		Accounting Officer
Norwalk, Connecticut 06854
(c) Not applicable.

Item 28. Location of Accounts and Records.

The accounts and records of the Registrant are maintained at the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 100 Church Street, New York, New York 10286 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc., 1776 Heritage Drive, North Quincy, Massachusetts 01171.

Item 29. Management Services.

There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30. Undertakings.

Not applicable.

EXHIBIT a.11

MANAGERS AMG FUNDS

Amendment No. 10 to Master Trust Agreement

CERTIFICATE AND INSTRUMENT OF AMENDMENT

The undersigned, Secretary of Managers AMG Funds (the "Trust"), does hereby certify that pursuant to Article VII, Section 7.3 of the Master Trust Agreement of the Trust dated June 18, 1999, the following resolutions were duly adopted by a majority of the Trustees of the Trust taken at a meeting of the Trustees held December 3, 2004.

RESOLVED: That the first paragraph of Section 4.2 of the Master Trust Agreement be, and it hereby is, amended and restated in its entirety as set forth below:

"Section 4.2 Establishment and Designation of Sub-Trusts and Classes. Without limiting the authority of the Trustees set forth in Section 4.1 to establish and designate any further Sub-Trusts and classes, the Trustees hereby establish and designate the following Sub-Trusts thereof, each of which shall consist of a single class except as otherwise specified herein: (i) Essex Aggressive Growth Fund, which shall consist of two classes, Institutional Shares and Investor Shares; (ii) Frontier Growth Fund; (iii) First Quadrant Tax-Managed Equity Fund; (iv) Frontier Small Company Value Fund; (v) Rorer Mid-Cap Fund; (vi) Rorer Large-Cap Fund; (vii) Systematic Value Fund, which shall consist of two classes, Institutional Shares and Investor Shares; (viii) Burridge Small Cap Growth Fund; (ix) Essex Large Cap Growth Fund; (x) TimesSquare Small Cap Growth Fund, which shall consist of two classes, Institutional Shares and Premier Shares; and (xi) TimesSquare Mid Cap Growth Fund, which shall consist of two classes, Institutional Shares and Premier Shares. The Shares of such Sub-Trusts and any Shares of any further Sub-Trust or class that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Sub-Trust or class at the time of establishing and designating the same) have the following relative rights and preferences:";

and be it further

RESOLVED: That the officers of the Trust be authorized and directed to prepare and file with the Secretary of State of The Commonwealth of Massachusetts and other applicable authorities an amendment to the Master Trust Agreement to reflect the establishment and designation of each Class, as described in the preceding resolution.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 3rd day of December, 2004.

/s/ Christine C. Carsman
Christine C. Carsman
Secretary

EXHIBIT d.12

INVESTMENT ADVISORY AGREEMENT

        AGREEMENT made as of the ____ day of ________, _____ between THE MANAGERS FUNDS LLC, a limited liability company organized under the laws of the State of Delaware and having its principal place of business in Norwalk, Connecticut (the "Adviser"), and THE MANAGERS AMG FUNDS, a Massachusetts business trust having its principal place of business in Norwalk, Connecticut (the "Trust").

        WHEREAS, the Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

        WHEREAS, the Trust is engaged in business as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended (the " 1940 Act"); and

        WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series with each such series representing interests in a separate portfolio of securities and other assets; and

        WHEREAS, the Trust desires to retain the Adviser to render investment advisory services with respect to each series set forth on Schedule A to this Agreement, such series (the "Initial Funds"), together with all other series subsequently established by the Trust with respect to which the Adviser renders investment advisory services pursuant to the terms of this Agreement, being herein collectively referred to as the "Funds" and individually as a "Fund".

        NOW THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

        1. APPOINTMENT OF ADVISER.

        (a) Initial Funds. The Trust hereby appoints the Adviser to act as manager and investment adviser to each of the Initial Funds for the period and on the terms herein set forth. The Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

        (b) Additional Funds. In the event that the Trust establishes one or more series of shares other than the Initial Funds with respect to which it desires to retain the Adviser to render management and investment advisory services hereunder, it shall so notify the Adviser in writing, indicating the advisory fee to be payable with respect to the additional series of shares. If the Adviser is willing to render such services on the terms provided for herein, it shall so notify the Trust in writing, whereupon such series of shares shall become a Fund hereunder and Schedule A shall be amended accordingly.

        2. DUTIES OF ADVISER. The Adviser, at its own expense, shall, subject to the provisions of paragraph 11 hereof, (i) develop and furnish continuously an investment program and strategy for each Fund in compliance with that Fund's investment objective and policies as set forth in the Trust's current Registration Statement, (ii) provide research and analysis relative to the investment program and investments of each Fund, (iii) determine (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents, and (iv) make changes on behalf of the Trust in the investments of each Fund.

        3. ALLOCATION OF EXPENSES. Except for the services or facilities to be provided by the Adviser set forth in Paragraph 2 above, the Trust assumes and shall pay all expenses for all other Trust operations and activities and shall reimburse the Adviser for any such expense incurred by the Adviser (it being understood that the Trust shall allocate such expenses between or among the Funds to the extent contemplated by its Master Trust Agreement). The expenses to be borne by the Trust shall include, without limitation:

(1) all expenses of organizing the Trust or forming any series thereof, to the extent now or hereafter permitted under generally accepted accounting principles applicable to registered investment companies;

(2) all expenses (including information, materials and services other than services of the Adviser) of preparing, printing and mailing all annual, semiannual and periodic reports, proxy materials and other communications (including registration statements, prospectuses and amendments and revisions thereto) furnished to existing shareholders of the Trust and/or regulatory authorities;

(3) fees involved in registering and maintaining registration of the Trust and its shares with the Securities and Exchange Commission and state regulatory authorities;

(4) any other registration, filing or other fees in connection with requirements of regulatory authorities;

(5) expenses, including the cost of printing of certificates, relating to the issuance of shares of the Trust;

(6) to the extent not paid by the Trust's distributor, the expenses of maintaining a shareholder account and furnishing, or causing to be furnished, to each shareholder a statement of his account, including the expense of mailing;

(7) taxes and fees payable by the Trust to federal, state or other governmental agencies;

(8) expenses related to the redemption of its shares, including expenses attributable to any program of periodic redemption;

(9) all issue and transfer taxes, brokers' commissions and other costs chargeable to the Trust in connection with securities transactions to which the Trust is a party, including any portion of such commissions attributable to research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934, as amended from time to time (the "1934 Act");

(10) the charges and expenses of the custodian appointed by the Trust, or any depository utilized by such custodian, for the safekeeping of its property;

(11) charges and expenses of any shareholder servicing agents, transfer agents and registrars appointed by the Trust, including costs of servicing shareholder investment accounts;

(12) charges and expenses of independent accountants retained by the Trust;

(13) fees and expenses for legal services in connection with the affairs of the Trust, including reasonable fees charged and expenses incurred by the Adviser, if any, for performing such legal services for the Trust;

(14) compensation and expenses of Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act);

(15) expenses of shareholders' and Trustees' meetings;

(16) membership dues in, and assessments of, the Investment Company Institute or similar organizations;

(17) insurance premiums on fidelity, errors and omissions and other coverages;

(18) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 of the 1940 Act;

(19) such other non-recurring expenses of the Trust as may arise, including expenses of actions, suits, or proceedings to which the Trust is a party and the legal obligation which the Trust may have to indemnify its Trustees or shareholders with respect thereto;

(20) fees and expenses incurred in connection with registering and qualifying the Trust's shares with federal and state regulatory authorities, including reasonable fees charged and expenses incurred by the Adviser, if any, for performing such services for the Trust; and

(21) fees and expenses for fund accounting services, including reasonable fees charged and expenses incurred by the Adviser, if any, for performing such fund accounting services for the Trust.

        4. FEES. For the services and facilities to be provided by the Adviser as set forth in Paragraph 2 hereof, the Trust shall pay to the Adviser an annual fee with respect to each Fund as set forth on Schedule B to this Agreement.

        In the case of commencement or termination of this Agreement with respect to any Fund during any calendar month, the fee with respect to such Fund for that month shall be reduced proportionately based upon the number of calendar days during which it is in effect, and the fee shall be computed upon the average daily net assets of such Fund for the days during which it is in effect.

        5. EXPENSE LIMITATION. The Adviser agrees that if the total expenses of any Fund (exclusive of interest, taxes, brokerage expenses, distribution expenses, extraordinary items and any other items allowed to be excluded by applicable state law) for any fiscal year of the Trust exceed the lowest expense limitation imposed in any jurisdiction in which that Fund is then making sales of its shares or in which its shares are then qualified for sale, the Adviser will pay or reimburse such Fund for that excess up to the amount of its advisory fee payable with respect to that Fund during that fiscal year. The amount of the monthly advisory fee payable under Paragraph 4 hereof shall be reduced to the extent that the monthly expenses of that Fund, on an annualized basis, would exceed the foregoing limitation. At the end of each fiscal year of the Trust, if the aggregate annual expenses chargeable to any Fund for that year exceed the foregoing limitation based upon the average of the monthly average net asset value of that Fund for the year, the Adviser will promptly reimburse that Fund for the amount of such excess to the extent not already reimbursed by reduction of the monthly advisory fee. In the event that such expenses are within the foregoing limitation, the Trust shall be obligated to pay the Adviser excess amounts previously withheld from the advisory fee during that fiscal year, provided that the amount of such payment would not exceed the foregoing limitation.

        In the event that this Agreement (i) is terminated with respect to any one or more Funds as of a date other than the last day of the fiscal year of the Trust or (ii) commences with respect to one or more Funds as of a date other than the first day of the fiscal year of the Trust, then the expenses of such Fund or Funds shall be annualized and the Adviser shall pay to, or receive from, the applicable Fund or Funds a pro rata portion of the amount that the Adviser would have been required to pay or would have received, if any, had this Agreement remained in effect with respect to such Fund or Funds for the full fiscal year.

        6. PORTFOLIO TRANSACTIONS. In connection with the management of the investment and reinvestment of the assets of the Trust, the Adviser, acting by its own officers, directors or employees or by a duly authorized subcontractor, is authorized to select the brokers or dealers that will execute purchase and sale transactions for the Trust. In executing portfolio transactions and selecting brokers or dealers, if any, the Adviser will use its best efforts to seek on behalf of a Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, with respect to the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to any Fund of the Trust and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. With the prior approval of the Trustees, the Adviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. Such prior approval may be obtained from the Trustees with respect to the Adviser's investment program and need not be obtained on a transaction-by-transaction basis.

        7. RELATIONS WITH TRUST. Subject to and in accordance with the Master Trust Agreement and By-laws of the Trust and the Limited Liability Company Agreement and By-laws of the Adviser, it is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser (or any successor thereof) as directors, officers, or otherwise, that directors, officers, agents and shareholders of the Adviser (or any successor) are or may be interested in the Trust as Trustees, officers, shareholders or otherwise, that the Adviser (or any such successor thereof) is or may be interested in the Trust as a shareholder or otherwise and that the effect of any such adverse interests shall be governed by said Master Trust Agreement, Limited Liability Company Agreement and By-laws.

        8. LIABILITY OF ADVISER. Neither the Adviser nor its officers, directors, employees, agents or controlling persons or assigns shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or its shareholders in connection with the matters to which this Agreement relates; provided that no provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith or negligence in the performance of its duties or the reckless disregard of its obligations and duties under this Agreement. Nor shall any provision hereof be deemed to protect any Trustee or officer of the Trust against any such liability to which he might otherwise be subject by reason of any willful misfeasance, bad faith or gross negligence in the performance of his duties or the reckless disregard of his obligations and duties.

        9. DURATION AND TERMINATION OF THIS AGREEMENT.

(a) Duration. This Agreement shall become effective with respect to each Initial Fund on the date hereof and, with respect to any additional Fund, on the date of receipt by the Trust of notice from the Adviser in accordance with paragraph 1(b) hereof that the Adviser is willing to serve as Adviser with respect to such Fund. Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the date hereof with respect to each Initial Fund and, with respect to each additional Fund, for two years from the date on which such Fund becomes a Fund hereunder. Subsequent to such initial periods of effectiveness, this Agreement shall continue in full force and effect for periods of one year thereafter with respect to each Fund so long as such continuance with respect to such Fund is approved at least annually (a) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund, and (b) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

(b) Amendment. Any amendment to this Agreement shall become effective with respect to a Fund upon approval of the Adviser and a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

(c) Termination. This Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by vote of the Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Adviser, in each case on sixty (60) days' prior written notice to the other party.

(d) Automatic Termination. This Agreement shall automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act).

(e) Approval. Amendment or Termination by Individual Fund. Any approval, amendment or termination of this Agreement by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of any Fund shall be effective to continue, amend or terminate this Agreement with respect to any such Fund notwithstanding (i) that such action has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected thereby, and (ii) that such action has not been approved by the vote of a majority of the outstanding voting securities of the Trust, unless such action shall be required by any applicable law or otherwise.

        10. SERVICES NOT EXCLUSIVE. The services of the Adviser to the Trust hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

        11. SUBCONTRACTORS. The Trust hereby agrees that the Adviser may subcontract for the performance of any of the services contemplated to be rendered by the Adviser to any Fund hereunder.

        12. LIMITATION OF LIABILITY. The term "The Managers AMG Funds" means and refers to the Trustees from time to time serving under the Master Trust Agreement of the Trust dated June 19, 1999 as the same may subsequently thereto have been, or subsequently hereto may be, amended. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Master Trust Agreement. The execution and delivery of this Agreement has been authorized by the Trustees and the initial shareholder of the Trust and signed by the President of the Trust, acting as such, and neither such authorization by such Trustees and shareholder nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in its Master Trust Agreement.

        13. RESERVATION OF NAME. The parties hereby acknowledge that The Managers Funds LLC has reserved the right to grant the nonexclusive use of the name "Managers" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Managers". The name "Managers" will continue to be used by the Trust so long as such use is mutually agreeable to The Managers Funds LLC and the Trust.

        14. MISCELLANEOUS.

(a) Notice. Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for the receipt of such notices.

(b) Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

(c) Applicable Law. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above.

ATTEST:

___________________________________

Secretary

MANAGERS AMG FUNDS

By: ___________________________________

President

ATTEST:

___________________________________

Secretary

THE MANAGERS FUNDS LLC

By: ___________________________________

President

SCHEDULE A

TimesSquare Mid Cap Growth Fund
TimesSquare Small Cap Growth Fund

SCHEDULE B

TimesSquare Mid Cap Growth Fund

Advisory Fees pursuant to Section 2

The Trust shall pay to the Adviser an annual gross investment advisory fee equal to 1.00% of the average daily net assets of the Fund. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

The Adviser may from time to time voluntarily waive all or a portion of the advisory fee payable with respect to the Fund and/or pay or reimburse the Trust for expenses of the Fund. In addition to any amounts otherwise payable to the Adviser as an advisory fee for current services under the Investment Management Agreement, the Trust shall be obligated to pay the Adviser all amounts previously waived, paid or reimbursed by the Adviser with respect to the Fund in accordance with the terms and conditions of any waiver and expense reimbursement and recoupment agreement between the Fund and the Adviser, as in effect from time to time.

TimesSquare Small Cap Growth Fund

Advisory Fees pursuant to Section 2

The Trust shall pay to the Adviser an annual gross investment advisory fee equal to 1.00% of the average daily net assets of the Fund. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

The Adviser may from time to time voluntarily waive all or a portion of the advisory fee payable with respect to the Fund and/or pay or reimburse the Trust for expenses of the Fund. In addition to any amounts otherwise payable to the Adviser as an advisory fee for current services under the Investment Management Agreement, the Trust shall be obligated to pay the Adviser all amounts previously waived, paid or reimbursed by the Adviser with respect to the Fund in accordance with the terms and conditions of any waiver and expense reimbursement and recoupment agreement between the Fund and the Adviser, as in effect from time to time.

EXHIBIT d.13

SUBADVISORY AGREEMENT

Attention: __________________

Re:   Subadvisory Agreement

The ________________ Fund (the "Fund") is a series of a Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

1. Appointment as a Subadvisor. The Manager, being duly authorized, hereby appoints and employs _____________________________ ("Subadvisor") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Subadvisor (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Subadvisor, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

2. Portfolio Management Duties.

(a) Subject to the supervision of the Manager and of the Trustees of the Trust, the Subadvisor shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus"). The Subadvisor shall exercise voting authority with respect to proxies that the Fund is entitled to vote by virtue of the ownership of assets attributable to that portion of the Fund for which the Subadvisor has investment management responsibility, provided that such authority may be revoked in whole or in part by the Manager at any time upon notice to the Subadvisor and provided further that the exercise of such authority shall be subject to review by the Manager and the Trustees of the Trust. The Subadvisor shall exercise its proxy voting authority hereunder in accordance with such proxy voting policies and procedures as the Manager or the Trust may designate from time to time. The Subadvisor shall provide such information relating to its exercise of proxy voting authority hereunder (including the manner in which it has voted proxies and its resolution of conflicts of interest) as reasonably requested by the Manager from time to time.

(b) The Subadvisor shall maintain such books and records pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Subadvisor agrees that all records under the Act shall be the property of the Trust.

(c) The Subadvisor shall provide the Trust's Custodian, and the Manager on each business day with information relating to all transactions concerning the Fund Account. In addition, the Subadvisor shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

(d) The Subadvisor agrees to maintain adequate compliance procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

(e) The Subadvisor agrees to maintain an appropriate level of errors and omissions or professional liability insurance coverage.

3. Allocation of Brokerage. The Subadvisor shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Subadvisor, and for the selection of the markets on or in which the transactions will be executed.

(a) In doing so, the Subadvisor's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Subadvisor to solicit competitive bids for each transaction, and the Subadvisor shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Subadvisor determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Subadvisor deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Subadvisor may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Subadvisor viewed in terms of either that particular transaction or of the Subadvisor's overall responsibilities with respect to its clients, including the Fund, as to which the Subadvisor exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

(b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Subadvisor, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and (ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

(c) The Subadvisor agrees that it will not execute any portfolio transactions with a broker, dealer or futures commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Subadvisor for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Subadvisor with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Subadvisors.

4. Information Provided to the Manager and the Trust and to the Subadvisor

(a) The Subadvisor agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Subadvisor will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

(b) The Subadvisor agrees that it will notify the Manager and the Trust in the event that the Subadvisor or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Subadvisor from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Subadvisor has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Subadvisor respecting or relating to the Subadvisor that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

(c) The Subadvisor represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Subadvisor's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading. The Subadvisor agrees to maintain the completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Subadvisor acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Subadvisor for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Subadvisor, and the Subadvisor agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6. Other Investment Activities of the Subadvisor. The Manager acknowledges that the Subadvisor or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Subadvisor or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Subadvisor acts in good faith and provided further, that it is the Subadvisor's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Subadvisor shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Subadvisor shall exercise its best judgment in rendering the services provided by it under this Agreement. The Subadvisor shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Subadvisor against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Subadvisor would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Subadvisor's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Subadvisor shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Subadvisor or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Subadvisor and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on [_____], 2004 and shall continue in effect until [_____], 2006. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Subadvisor and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Subadvisor or (iii) by the Subadvisor at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.

THE MANAGERS FUNDS LLC

BY:____________________________________
Peter M. Lebovitz President and CEO

DATE: ________________

Accepted:

BY: ___________________________________

DATE: ______________________

Acknowledged:
Managers AMG Funds

BY:_____________________________________
Peter M. Lebovitz
President

DATE: __________________

SCHEDULES: A. Fee Schedule.

SCHEDULE A
SUBADVISOR FEE

For services provided to the Fund Account, The Managers Funds LLC will pay a base quarterly fee for each calendar quarter at an annual rate of 1.00 % of the average net assets in the Fund account during the quarter. Average assets shall be determined using the average daily net assets in the Fund account during the quarter. The fee shall be pro-rated for any calendar quarter during which the contract is in effect for only a portion of the quarter.

EXHIBIT e.8

LETTER AGREEMENT

TimesSquare Mid Cap Growth Fund

Distribution Agreement

_______ __, 2004

Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
Attn: Peter M. Lebovitz

Re:   Distribution Agreement between Managers Distributors, Inc. and Managers AMG Funds, dated as of April 1, 2001

Ladies and Gentlemen:

Managers AMG Funds (the "Trust") hereby advises you that it is creating a new series to be named TimesSquare Mid Cap Growth Fund (the "New Fund"), and that the Trust desires Managers Distributors, Inc. ("MDI") to provide distribution services with respect to the New Fund pursuant to the terms and conditions of the Distribution Agreement between the Trust and MDI dated April 1, 2001.

Please acknowledge your agreement to provide the services contemplated by the Distribution Agreement with respect to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

Managers AMG Funds

By: _______________________________
Name:
Title:

ACKNOWLEDGED AND ACCEPTED

Managers Distributors, Inc.

By: _______________________________
Name:
Title:

EXHIBIT h.2

LETTER AGREEMENT

Managers AMG Funds (the "Trust")
800 Connecticut Avenue
Norwalk, Connecticut 06854

Re: Expense Limitation and Recoupment Agreement

Ladies and Gentlemen:

This letter agreement documents (i) our agreement regarding the extent to which The Managers Funds LLC ("the Advisor") shall, under certain circumstances, receive payment from the Trust as recoupment of certain amounts paid, waived or reimbursed by the Advisor to the Trust in fulfillment of a voluntary undertaking by the Advisor to limit the expenses of TimesSquare Mid Cap Growth Fund, a series of the Trust (the "Fund") and (ii) an undertaking by the Advisor to limit the Fund's total operating expenses. This agreement shall terminate in the event the Investment Management Agreement between the Trust and the Advisor terminates with respect to the Fund.

From time to time hereafter, the Advisor may voluntarily undertake to waive its advisory fee payable by the Fund and/or pay or reimburse the Fund's expenses such that the Fund's total operating expenses do not exceed a certain amount (the "Expense Cap"). If the Advisor undertakes an Expense Cap with respect to the Fund, the Trust shall be obligated to pay the Advisor all amounts previously paid, waived or reimbursed by the Advisor with respect to the Fund pursuant to such Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any such year to exceed the amount of the Expense Cap and provided further that no additional payments shall be made with respect to amounts paid, waived or reimbursed more than three (3) years prior to the date the Fund accrues a liability with respect to such amounts.

Any payments by the Trust under this Letter Agreement shall be in addition to all amounts otherwise payable to the Advisor as an advisory fee for services under the Investment Management Agreement with the Trust.

The Advisor hereby undertakes to limit the total operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to the Fund to 1.19%of average daily net assets attributable to the Institutional Class shares and 1.44% of average daily net assets attributable to the Premier Class shares from_____________ ____, 200__ until at least __________ ____, 200___.

Sincerely,

The Managers Funds LLC

By: _______________________________
Name: Peter M. Lebovitz
Title: President & CEO

ACKNOWLEDGED AND ACCEPTED

Managers AMG Funds

By: ________________________________
Name: Peter M. Lebovitz
Title: President

EXHIBIT h.3

FUND ADMINISTRATION
AGREEMENT

        AGREEMENT made as of the ___ day of ________, ____ between THE MANAGERS FUNDS LLC, a limited liability company organized under the laws of the State of Delaware and having its principal place of business in Norwalk, Connecticut (the "Administrator"), and THE MANAGERS AMG FUNDS, a Massachusetts business trust having its principal place of business in Norwalk, Connecticut (the "Trust").

        WHEREAS, the Administrator is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

        WHEREAS, the Trust is engaged in business as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended (the " 1940 Act"); and

        WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series with each such series representing interests in a separate portfolio of securities and other assets; and

        WHEREAS, the Trust desires to retain the Administrator to render administration services with respect to each series set forth on Schedule A to this Agreement, such series (the "Initial Funds"), together with all other series subsequently established by the Trust with respect to which the Administrator renders administration services pursuant to the terms of this Agreement, being herein collectively referred to as the "Funds" and individually as a "Fund".

        NOW THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

        1. APPOINTMENT OF ADMINISTRATOR.

        (a) Initial Funds. The Trust hereby appoints the Administrator to act as fund administrator to each of the Initial Funds for the period and on the terms herein set forth. The Administrator accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

        (b) Additional Funds. In the event that the Trust establishes one or more series of shares other than the Initial Funds with respect to which it desires to retain the Administrator to render administration services hereunder, it shall so notify the Administrator in writing, indicating the administrative fee to be payable with respect to the additional series of shares. If the Administrator is willing to render such services on the terms provided for herein, it shall so notify the Trust in writing, whereupon such series of shares shall become a Fund hereunder and Schedule A shall be amended accordingly.

        2. DUTIES OF ADMINISTRATOR. The Administrator, at its own expense, shall manage, supervise and conduct the affairs and business of each Fund and all matters incidental thereto (but not investment advisory services), subject always to the control of the Board of Trustees of the Trust and to the provisions of the Trust's Master Trust Agreement and By-laws, as amended, and the 1940 Act.

        In connection therewith, the Administrator shall:

(i) furnish to the Trust necessary assistance in:

(A) the preparation of all reports now or hereafter required by federal or other laws; and

(B) the preparation of prospectuses, registration statements and amendments thereto that may be required by federal or other laws or by the rules or regulations of any duly authorized commission or administrative body.

(ii) furnish to the Trust office space in the offices of the Administrator, or in such other place or places as may be agreed upon from time to time, and all necessary office facilities, simple business equipment, supplies, utilities and telephone service.

(iii) furnish to the Trust all executive and administrative personnel necessary for managing the affairs of the Trust, including personnel to perform clerical, bookkeeping, accounting and other office functions. These services are exclusive of the necessary records or services, including shareholder services and fund accounting services, of any dividend disbursing agent, transfer agent, registrar or custodian. The Administrator shall compensate all personnel, officers, and directors of the Trust if such persons are also employees of the Administrator or its affiliates.

(iv) arrange for providing and maintaining a bond issued by a reputable insurance company authorized to do business in the place where the bond is issued against larceny and embezzlement covering each officer and employee of the Trust, the Administrator and/or any sub-adviser who may singly or jointly with others have access to funds or securities of the Trust, with direct or indirect authority to draw upon such funds or to direct generally the disposition of such funds. The bond shall be in such reasonable amount as a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, shall determine, with due consideration to the aggregate assets of the Trust to which any such officer or employee may have access. The premium, or portion thereof pursuant to an agreement among the insured parties in the case of a joint insured bond, for the bond shall be payable by the Trust in accordance with Paragraph 3(17).

        3. ALLOCATION OF EXPENSES. Except for the services or facilities to be provided by the Administrator set forth in Paragraph 2 above, the Trust assumes and shall pay all expenses for all other Trust operations and activities and shall reimburse the Administrator for any such expense incurred by the Administrator (it being understood that the Trust shall allocate such expenses between or among the Funds to the extent contemplated by its Master Trust Agreement). The expenses to be borne by the Trust shall include, without limitation:

(1) all expenses of organizing the Trust or forming any series thereof, to the extent now or hereafter permitted under generally accepted accounting principles applicable to registered investment companies;

(2) all expenses (including information, materials and services other than services of the Administrator) of preparing, printing and mailing all annual, semiannual and periodic reports, proxy materials and other communications (including registration statements, prospectuses and amendments and revisions thereto) furnished to existing shareholders of the Trust and/or regulatory authorities;

(3) fees involved in registering and maintaining registration of the Trust and its shares with the Securities and Exchange Commission and state regulatory authorities;

(4) any other registration, filing or other fees in connection with requirements of regulatory authorities;

(5) expenses, including the cost of printing of certificates, relating to the issuance of shares of the Trust;

(6) to the extent not paid by the Trust's distributor, the expenses of maintaining a shareholder account and furnishing, or causing to be furnished, to each shareholder a statement of his account, including the expense of mailing;

(7) taxes and fees payable by the Trust to federal, state or other governmental agencies;

(8) expenses related to the redemption of its shares, including expenses attributable to any program of periodic redemption;

(9) all issue and transfer taxes, brokers' commissions and other costs chargeable to the Trust in connection with securities transactions to which the Trust is a party, including any portion of such commissions attributable to research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934, as amended from time to time (the "1934 Act");

(10) the charges and expenses of the custodian appointed by the Trust, or any depository utilized by such custodian, for the safekeeping of its property;

(11) charges and expenses of any shareholder servicing agents, transfer agents and registrars appointed by the Trust, including costs of servicing shareholder investment accounts;

(12) charges and expenses of independent accountants retained by the Trust;

(13) fees and expenses for legal services in connection with the affairs of the Trust, including reasonable fees charged and expenses incurred by the Administrator, if any, for performing such legal services for the Trust;

(14) compensation and expenses of Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act);

(15) expenses of shareholders' and Trustees' meetings;

(16) membership dues in, and assessments of, the Investment Company Institute or similar organizations;

(17) insurance premiums on fidelity, errors and omissions and other coverages;

(18) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 of the 1940 Act;

(19) such other non-recurring expenses of the Trust as may arise, including expenses of actions, suits, or proceedings to which the Trust is a party and the legal obligation which the Trust may have to indemnify its Trustees or shareholders with respect thereto;

(20) fees and expenses incurred in connection with registering and qualifying the Trust's shares with federal and state regulatory authorities, including reasonable fees charged and expenses incurred by the Administrator, if any, for performing such services for the Trust;

(21) fees and expenses for fund accounting services, including reasonable fees charged and expenses incurred by the Administrator, if any, for performing such fund accounting services for the Trust; and

(22) fees and expenses for investment advisory services.

        4. FEES. For the services and facilities to be provided by the Administrator as set forth in Paragraph 2 hereof, the Trust shall pay to the Administrator an annual fee as set forth on Schedule B to this Agreement.

        In the case of commencement or termination of this Agreement with respect to any Fund during any calendar month, the fee with respect to such Fund for that month shall be reduced proportionately based upon the number of calendar days during which it is in effect, and the fee shall be computed upon the average daily net assets of such Fund for the days during which it is in effect.

        5. EXPENSE LIMITATION. The Administrator agrees that if the total expenses of any Fund (exclusive of interest, taxes, brokerage expenses, distribution expenses, extraordinary items and any other items allowed to be excluded by applicable state law) for any fiscal year of the Trust exceed the lowest expense limitation imposed in any jurisdiction in which that Fund is then making sales of its shares or in which its shares are then qualified for sale, the Administrator will pay or reimburse such Fund for that excess up to the amount of its administration fee payable with respect to that Fund during that fiscal year. The amount of the monthly administration fee payable under Paragraph 4 hereof shall be reduced to the extent that the monthly expenses of that Fund, on an annualized basis, would exceed the foregoing limitation. At the end of each fiscal year of the Trust, if the aggregate annual expenses chargeable to any Fund for that year exceed the foregoing limitation based upon the average of the monthly average net asset value of that Fund for the year, the Administrator will promptly reimburse that Fund for the amount of such excess to the extent not already reimbursed by reduction of the monthly administration fee. In the event that such expenses are within the foregoing limitation, the Trust shall be obligated to pay the Administrator excess amounts previously withheld from the administration fee during that fiscal year, provided that the amount of such payment would not exceed the foregoing limitation.

        In the event that this Agreement (i) is terminated with respect to any one or more Funds as of a date other than the last day of the fiscal year of the Trust or (ii) commences with respect to one or more Funds as of a date other than the first day of the fiscal year of the Trust, then the expenses of such Fund or Funds shall be annualized and the Administrator shall pay to, or receive from, the applicable Fund or Funds a pro rata portion of the amount that the Administrator would have been required to pay or would have received, if any, had this Agreement remained in effect with respect to such Fund or Funds for the full fiscal year.

        6. RELATIONS WITH TRUST. Subject to and in accordance with the Master Trust Agreement and By-laws of the Trust and the Limited Liability Company Agreement and By-laws of the Administrator, it is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Administrator (or any successor thereof) as directors, officers, or otherwise, that directors, officers, agents and shareholders of the Administrator (or any successor) are or may be interested in the Trust as Trustees, officers, shareholders or otherwise, that the Administrator (or any such successor thereof) is or may be interested in the Trust as a shareholder or otherwise and that the effect of any such adverse interests shall be governed by said Master Trust Agreement, Limited Liability Company Agreement and By-laws.

        8. LIABILITY OF ADMINISTRATOR. Neither the Administrator nor its officers, directors, employees, agents or controlling persons or assigns shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or its shareholders in connection with the matters to which this Agreement relates; provided that no provision of this Agreement shall be deemed to protect the Administrator against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith or negligence in the performance of its duties or the reckless disregard of its obligations and duties under this Agreement. Nor shall any provision hereof be deemed to protect any Trustee or officer of the Trust against any such liability to which he might otherwise be subject by reason of any willful misfeasance, bad faith or gross negligence in the performance of his duties or the reckless disregard of his obligations and duties.

        9. DURATION AND TERMINATION OF THIS AGREEMENT.

(a) Duration. This Agreement shall become effective with respect to each Initial Fund on the date hereof and, with respect to any additional Fund, on the date of receipt by the Trust of notice from the Administrator in accordance with paragraph 1(b) hereof that the Administrator is willing to serve as Administrator with respect to such Fund. Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the date hereof with respect to each Initial Fund and, with respect to each additional Fund, for two years from the date on which such Fund becomes a Fund hereunder. Subsequent to such initial periods of effectiveness, this Agreement shall continue in full force and effect for periods of one year thereafter with respect to each Fund so long as such continuance with respect to such Fund is approved at least annually (a) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund, and (b) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

(b) Amendment. Any amendment to this Agreement shall become effective with respect to a Fund upon approval of the Administrator and a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

(c) Termination. This Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by vote of the Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Administrator, in each case on sixty (60) days' prior written notice to the other party.

(d) Automatic Termination. This Agreement shall automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act).

(e) Approval. Amendment or Termination by Individual Fund. Any approval, amendment or termination of this Agreement by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of any Fund shall be effective to continue, amend or terminate this Agreement with respect to any such Fund notwithstanding (i) that such action has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected thereby, and (ii) that such action has not been approved by the vote of a majority of the outstanding voting securities of the Trust, unless such action shall be required by any applicable law or otherwise.

        10. SERVICES NOT EXCLUSIVE. The services of the Administrator to the Trust hereunder are not to be deemed exclusive, and the Administrator shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

        11. SUBCONTRACTORS. The Trust hereby agrees that the Administrator may subcontract for the performance of any of the services contemplated to be rendered by the Administrator to any Fund hereunder.

        12. LIMITATION OF LIABILITY. The term "The Managers AMG Funds" means and refers to the Trustees from time to time serving under the Master Trust Agreement of the Trust dated June 19, 1999 as the same may subsequently thereto have been, or subsequently hereto may be, amended. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Master Trust Agreement. The execution and delivery of this Agreement has been authorized by the Trustees and the initial shareholder of the Trust and signed by the President of the Trust, acting as such, and neither such authorization by such Trustees and shareholder nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in its Master Trust Agreement.

        13. RESERVATION OF NAME. The parties hereby acknowledge that The Managers Funds LLC has reserved the right to grant the nonexclusive use of the name "Managers" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Managers". The name "Managers" will continue to be used by the Trust so long as such use is mutually agreeable to The Managers Funds LLC and the Trust.

        14. MISCELLANEOUS.

(a) Notice. Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for the receipt of such notices.

(b) Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

(c) Applicable Law. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above.

        ATTEST:

        ___________________________________
        Secretary

        MANAGERS AMG FUNDS

        By: ___________________________________

        President

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above.

        ATTEST:

        ___________________________________
        Secretary

        THE MANAGERS FUDNS, LLC

        By: ___________________________________

        President

SCHEDULE A

TimesSquare Mid Cap Growth Fund
TimesSquare Small Cap Growth Fund

SCHEDULE B

TimesSquare Mid Cap Growth Fund

Administration Fees Pursuant to Section 2

The Trust shall pay to the Administrator an annual gross administration fee equal to 0.25% of the average daily net assets of the Fund.

TimesSquare Small Cap Growth Fund

Administration Fees Pursuant to Section 2

The Trust shall pay to the Administrator an annual gross administration fee equal to 0% of the average daily net assets of the Fund.

EXHIBIT i.6

[Goodwin Procter LLP Letterhead]

December 9, 2004

Managers AMG Funds
800 Connecticut Avenue
Norwalk, Connecticut 06854

Ladies and Gentlemen:

As counsel to Managers AMG Funds (the "Trust"), we have been asked to render our opinion in connection with the issuance by the Trust of an unlimited number of shares, $.001 par value per share (the "Shares"), of the Trust designated as Institutional Shares and Premier Shares representing interests in each of TimesSquare Small Cap Growth Fund and the TimesSquare Mid Cap Growth Fund, each a portfolio series of the Trust, as more fully described in the prospectus and statement of additional information contained in Post-Effective Amendment No. 28 (the "Amendment") to the Registration Statement on Form N-1A (Registration No. 333-84639) of the Trust.

We have examined the Master Trust Agreement of the Trust dated June 18, 1999, as amended to date, the By-Laws of the Trust dated June 18, 1999, certain resolutions adopted by the Board of Trustees of the Trust, the prospectus and statement of additional information which form a part of the Amendment and such other documents as we deemed necessary for purposes of this opinion.

Based upon the foregoing, we are of the opinion that the Shares, when issued and sold in accordance with the terms of the prospectus and statement of additional information relating to the Shares, as amended and/or supplemented at the time of the sale, will be legally issued, fully-paid and non-assessable by the Trust.

We also hereby consent to the reference to this firm in the Amendment and to a copy of this opinion being filed as an exhibit to the Amendment. This consent shall not constitute an acknowledgement that we are within the category of persons whose consent is required by Section 7 of the Securities Act of 1933, as amended, and the rules and regulations thereunder.

Very truly yours,

/s/ Goodwin Procter LLP

Goodwin procter llp

EXHIBIT n.3

MANAGERS AMG FUNDS

Multiple Class Expense Allocation Plan

Pursuant to Rule 18f-3

I.	INTRODUCTION

This Multiple Class Expense Allocation Plan (the "Plan") has been adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended (the "1940 Act"). This Plan is intended to conform to Rule 18f-3 of the 1940 Act and any provisions of the Plan that are inconsistent with the Rule should be construed accordingly.

The Plan relates to shares of the series of Managers AMG Funds (the "Trust"), a Massachusetts business trust, listed on Schedule A hereto, as amended from time to time (each such series, a "Fund" and such series collectively, the "Funds"). Shares representing interests in each Fund are issued in two or more separate classes (each, a "Class" and collectively, the "Classes"), each of which represents a pro rata interest in the same portfolio of investments of the respective Fund and differs from other Classes of the Fund only to the extent outlined below.

II.	DISTRIBUTION AND SERVICING ARRANGEMENTS

1.	Institutional Shares. Institutional Shares are offered without imposition of a front-end sales load ("FESL") or contingent deferred sales load ("CDSL") and are not subject to any payments for shareholder servicing fees and expenses. Institutional Shares of a Fund are offered for sale only to investors meeting the eligibility requirements disclosed in the current prospectus for such Institutional Shares.

2.	Premier Shares. Premier Shares of a Fund are offered without imposition of a FESL or CDSL. Premier Shares are subject to the payment of shareholder servicing fees and expenses. Premier Shares of a Fund are offered for sale only to investors meeting the eligibility requirements disclosed in the current prospectus for such Premier Shares.

3.	Additional Classes of Shares. The Board of Trustees has the authority to create additional Classes, or change existing Classes, from time to time, in accordance with Rule 18f-3 of the 1940 Act.

III.	EXPENSE ALLOCATIONS

1.	Class Expenses. Expenses relating to different arrangements for distribution and shareholder servicing of shares of a Class under the 12b-1 Plan applicable to the Class shall be allocated to and paid by that Class. A Class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Fund's assets, if (i) such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes and (ii) the Trust's Board of Trustees (the "Board") has approved such allocation.

2.	Other Allocations. All expenses of a Fund not allocated to a particular Class pursuant to Section III.1 of this Plan shall be allocated among the Fund's Classes pro rata on the basis of their relative net assets. Notwithstanding the foregoing, the underwriter, investment advisor, subadvisor or other provider of services to a Fund may waive or reimburse the expenses of a specific Class or Classes of the Fund to the extent permitted under Rule 18f-3 under the Act; provided, however, that the Board shall monitor the use of waivers or expense reimbursements intended to differ by Class.

IV.	EXCHANGE PRIVILEGES

1.	Exchange Privileges. Shareholders of a Fund may, to the extent provided from time to time in the Trust's registration statement under the Securities Act of 1933, as amended, (the "1933 Act"), exchange shares of a particular Class of a Fund for (i) shares of the same class in another Fund or (ii) shares of a different Class of the same or different Fund, each at the relative net asset values of the respective shares to be exchanged and with no FESL or CDSL, provided further, that the shares to be acquired in the exchange are, as may be necessary, registered under the 1933 Act, qualified for sale in the shareholder's state of residence and subject to other applicable requirements such as investment minimums and minimum account balances.

V.	CONFLICTS OF INTEREST

The Board of Trustees does not believe that the implementation of the Plan will give rise to any conflicts of interest. The Board will monitor the operation of the Plan on an ongoing basis for the existence of any material conflicts among the interests of the holders of the various Classes and will take any action reasonably necessary to eliminate any such conflicts that may develop.

VI.	BOARD REVIEW

1.	Initial Review. This Plan has been approved by a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of any Fund. With respect to each Fund, the Trustees have found that this Plan, including the expense allocation provisions thereof, is in the best interests of each Class individually and the Fund as a whole. The Trustees have made this determination after requesting and reviewing such information as they deemed reasonably necessary to evaluate this Plan. In making its determination, the Board focused on, among other things, the relationship between or among the Classes and examined possible conflicts of interest among Classes (including those potentially involving cross-subsidization between Classes) regarding the allocation of expenses, fees, waivers and expense reimbursements. The Trustees also evaluated the level of services provided to each Class and the cost of those services in order to ensure that the services were appropriate and the allocation of expenses was reasonable.

2.	Periodic Review. The Board shall review this Plan as frequently as deemed necessary. Prior to any material amendment to this Plan with respect to a Fund, the Board, including a majority of the Trustees that are not interested persons of any Fund, shall find that the Plan, as proposed to be amended (including any proposed amendments to the method of allocating Class and/or Fund expenses), is in the best interest of each Class individually and the Fund as a whole. In considering whether to approve any proposed amendment to the Plan, the Board shall request and evaluate such information as it considers reasonably necessary to evaluate the proposed amendment to the Plan. Such information shall address, among other issues, whether the proposed amendment will result in a cross-subsidization of one Class by another Class.

SCHEDULE A

MANAGERS AMG FUNDS

Multiple Class Plan Pursuant to Rule 18f-3

Funds

TimesSquare Mid Cap Growth Fund
     Institutional Class Shares
     Premier Class Shares

TimesSquare Small Cap Growth Fund
     Institutional Class Shares
     Premier Class Shares

EXHIBIT p.7

CODE OF ETHICS

TIMESSQUARE CAPITAL MANAGEMENT, LLC

(Effective November 19, 2004)

I. Statement of General Principles

This Code of Ethics (the "Code") is based on the principle that the employees, officers and directors of TimesSquare Capital Management, LLC (the "Adviser") owe a fiduciary duty to all Clients to conduct their personal securities transactions and other activities in a manner which does not interfere with investment transactions or otherwise take unfair advantage of their relationship to Clients. All employees must adhere to this general principle as well as comply with federal securities laws and the specific provisions set forth herein. It bears emphasis that technical compliance with these provisions will not automatically insulate from scrutiny transactions and activities that show a pattern of compromise or abuse of the individual's fiduciary duties to Clients. Accordingly, all employees, officers and directors must seek to avoid any actual or potential conflicts between their personal interests and the interest of our Clients. In sum, all employees, officers and directors shall place the interests of our Clients before our personal interests.

The purpose of the Code is to establish procedures consistent with Rule 204A-1 of the Investment Advisers Act of 1940, Rule 17j-1 of the Investment Company Act of 1940 (the "Act"), and the Securities Exchange Act of 1934. Accordingly, no Access Person shall --

1. Employ any device, scheme or artifice to defraud;

2. Make any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

3. Engage in any act, practice or course of business which operates or would operate as a fraud or deceit upon any person; or

4. Engage in any manipulative practice.

The Chief Compliance Officer of the Adviser is responsible for ensuring that employees of the Adviser understand the Code. The Chief Compliance Officer should encourage employees to discuss questions of business ethics or practices at any time they arise and to surface potential questions before any action is taken in order to prevent problems from developing. The Chief Compliance Officer shall review the adequacy of the Code and the effectiveness of its implementation at least annually.

II. General Definitions

A. "Access Person" means any director, officer, member, employee or "Advisory Person" of the Adviser.

B. "Advisory Person" means (1) any employee of the Adviser or of any company in a Control relationship to the Adviser, who in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by an Investment Company, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (2) any natural person in a Control relationship, or deemed by the Chief Compliance Officer to be in a control relationship, to the Adviser who obtains information concerning the recommendations made to an Investment Company with regard to the purchase or sale of a security.

C. "Affiliated Mutual Fund" means any registered open-end investment company advised or sub-advised by the Adviser or an affiliate of the Adviser.

D. "Beneficial Ownership" generally means that employees will be deemed to have ownership of Covered Securities in the accounts of their spouses, dependent relatives, members of the same household, trustee and custodial accounts or any other account in which they have a financial interest or over which they have investment discretion. Exhibit A defines Beneficial Ownership in greater detail.

E. "Chief Compliance Officer" of the Adviser means Mark J. Aaron.

F. "Client" means any corporate, advisory, investment company (registered under the Act or otherwise) or other account managed by, or as to which investment advice is given by, the Adviser.

G. "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Act.

H. "Covered Securities" means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, shares of closed-end mutual funds, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil and gas, or other mineral rights, any put, call, straddle, option, or privilege on any security, non-bank certificate of deposit, or any group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into a national securities exchange relating to foreign currency, or, in general, any interest or instrument commonly known as a "security".

"Covered Securities" do not include - direct obligations issued by the Government of the United States; bankers' acceptances; bank certificates of deposit; commercial paper and high quality short-term debt instruments, including repurchase agreements; shares of a Control affiliate sponsored registered open-end money market fund; and shares of registered open-end investment company (mutual fund)

I. "Equivalent Covered Securities" means any security that has substantial economic relationship to another Covered Security. This would include, among other things, (1) a Covered Security that is convertible into another Covered Security, (2) with respect to an equity Covered Security, a Covered Security having the same issuer (including a private issue by the same issuer) and any derivative, option or warrant relating to that Covered Security and (3) with respect to a fixed-income Covered Security, a Covered Security having the same issuer, maturity, coupon and rating, any derivative, option or warrant relating to that Covered Security.

J. "Federal Securities Laws" means the Securities Act of 1933, the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002, the Investment Company Act of 1940, the Investment Advisers Act of 1940, Title V of the Gramm-Leach-Bliley Act, any rules adopted by the Commission under any of these statutes, the Bank Secrecy Act as it applies to funds and investment advisers, and any rules adopted thereunder by the Commission or the Department of the Treasury.

K. "Investment Company" means a company registered as such under the Act or any series thereof for which the Adviser is an investment adviser.

L. "Material, Non-Public Information" means, generally, any information that is not generally available to the investing community that might reasonably be expected to affect the market value of Covered Securities or influence investor decisions to buy, sell or hold Covered Securities.

M. "Personal Covered Securities Transactions" means any personal purchase or sale of a Covered Security on behalf of an account(s) in which an Access Person has direct or Beneficial Ownership.

N. "Purchase or Sale" means any contract or agreement, including the writing of an option, to purchase or sell a Covered Security.

III. A. Applicability

The Code applies to all Access Persons, including part-time employees. Temporary personnel and consultants are subject to the same provisions of this policy as full-time employees.

B. Dissemination and Acknowledgment of the Code

The following procedures pertain to dissemination and acknowledgment of receipt of the Code.

1. The Chief Compliance Officer shall oversee the dissemination and affirmation of the Code to all Access Persons.

2. The Chief Compliance Officer shall ensure that each new full and part-time employee of the Adviser receives, upon employment, a copy of the Code and the Affirmation/Disclosure Statement. The employee shall execute and return the Affirmation/Disclosure Statement, attached hereto as Exhibit B, to the Chief Compliance Officer.

Hiring managers shall be responsible for ensuring that temporary personnel and consultants receive a copy of the Code and execute the Affirmation/Disclosure Statement.

3. Access Persons are required to certify at least annually using the Affirmation/Disclosure Statement that:

(i) they have read and understood the Code;
(ii) they recognize that they are subject to the Code;
(iii) they have complied with the requirements of the Code;
(iv) they have disclosed or reported all Personal Covered Securities Transactions required to be disclosed or reported pursuant to the requirements of the Code.

IV. Prohibited and Restricted Personal Covered Securities Transactions by Access Persons

A. Initial Public Offerings

No Access Person may acquire any Covered Securities in an initial public offering. However, there may be circumstances where investments may be permitted, provided they do not represent conflict of interest, or even the appearance of a conflict of interest. An example may be shares issued by mutual banks and insurance companies that specifically allocate shares to existing customers. In such cases, the Chief Compliance Officer shall be consulted.

B. Private Placements

An Access Person may not acquire any private placement security without express prior approval by the Chief Compliance Officer.

Access Persons who have been authorized to acquire a private placement security must disclose that investment to the Chief Compliance Officer when the Access Person plays a part in any subsequent consideration of an investment by a Client in the issuer of the private placement. In such circumstances, a decision to purchase securities of the issuer for a Client will be subject to an independent review by appropriate personnel with no personal interest in the issuer.

C. Blackout Periods

Except as provided in Section F below, Access Persons are prohibited from executing a transaction in a Covered Security (1) on any day during which any Client has a pending "buy" or "sell" order in the same or an equivalent Covered Security, (2) within seven calendar days before or after a Client trades in the same or an equivalent Covered Security or (3) which is being considered for purchase or sale.

A "pending 'buy' or 'sell' order" exists when a decision to purchase or sell a Covered Security has been made. A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

D. Short-Term Trading Profits

Except as provided in Section F below, Access Persons are prohibited from profiting from a purchase and sale, or sale and purchase, of the same or an equivalent Covered Security (including the securities of Affiliated Mutual Funds) within any 60 calendar day period. The 60-day period is determined on the last in, first-out basis. If trades are effected during the proscribed period, any profits realized on such trades may be required to be disgorged to a charity approved by the Chief Compliance Officer. Transactions resulting in breakeven or losses are not subject to the 60-day prohibition.

E. Preclearance

Except as provided in Section F below, Access Persons must preclear all personal Covered Securities transactions with the Chief Compliance Officer. A pre-clearance form is attached hereto as Exhibit C.

All precleared orders must be executed by the end of the calendar day preclearance is granted. If any order is not timely executed, a request for preclearance must be resubmitted.

The provisions of this Section prohibit all Access Persons from entering limit orders in their personal accounts unless their broker-dealer is further instructed that the order is only good until the end of that calendar day. The provisions of this Section prohibit all Access Persons from entering good-till-cancel orders in their personal accounts.

Access Persons are permitted to execute trades on-line. However, trades entered on-line after the close of business will not be executed until the following business day. Therefore, the employee must provide backup documentation to the Chief Compliance Officer evidencing the entry date of the transaction (which should coincide with the date of the pre-clearance).

F. Exempted Transactions

1. The following transactions will be exempt from the provisions of Preclearance, Blackout Periods, and Short-Term Trading Profits above:

a. Purchases or sales of Covered Securities effected in any personal account over which the Access Person has no direct or indirect influence or control or in any account of the Access Person which is managed on a discretionary basis by a person other than such Access Person and with respect to which such Access Person does not in fact influence or control such transactions.

b. Purchases or sales of Covered Securities which are non-volitional on the part of the Access Person.

c. Purchases that are made by reinvesting cash dividends pursuant to an automatic dividend reinvestment program ("DRIP") (this exception does not apply to optional cash purchases or to the decision to begin or stop participating in a DRIP).

2. The prohibitions of Section IV(C) (Blackout Periods) and IV(D) (Short-Term Trading Profits) will not apply to the following (but preclearances and reporting will still be required):

a. "De minimis" Transactions - Any equity Covered Securities transaction, or series of related transactions effected over a 30 calendar day period, involving 500 shares or less in the aggregate, if (i) the Access Person has no prior knowledge of activity in such security by a Client, (ii) the issuer is listed on a major securities exchange (including, but not limited to NYSE and AMEX) or the NASDAQ National Market and has a market capitalization (outstanding shares multiplied by the current price per share) greater than $2 billion (or a corresponding market capitalization in foreign markets), and (iii) Adviser-managed portfolios in the aggregate own less than 1% of the outstanding equity shares of the issuer.

b. Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer.

c. Purchases or sales of Covered Securities which receive the prior approval of the Chief Compliance Officer (such person having no personal interest in such purchases or sales), based on a determination that no abuse is involved and that such purchases and sales are not likely to have any economic impact on a Client or on its ability to purchase or sell Covered Securities of the same class or other Covered Securities of the same issuer.

3. The prohibitions of Section IV(C) (Blackout Periods) and IV(D) (Short-Term Trading Profits) do not apply to the following. Preclearances are not required:

a. Any transaction in index securities (e.g. NASDAQ 100 - QQQ), including options thereon, effected on a broad-based index. Individual securities included in an index are not covered by this exception.

V. Opening and Maintaining Broker-Dealer Accounts by Access Persons

Access Persons must disclose all broker-dealer accounts in which there is direct or Beneficial Ownership to the Chief Compliance Officer. When opening new accounts, the Chief Compliance Officer shall be notified prior to effecting any trades in the new account(s). A Certification of Brokerage Accounts is attached hereto as Exhibit F.

In addition, Access Persons must supply the Chief Compliance Officer with a written statement to be sent to the broker-dealer(s) authorizing the broker-dealer to send duplicate copies of transaction confirmations and periodic statements for all accounts directly to the Compliance Department. A Brokerage Confirmation Request Letter is attached hereto as Exhibit G.

Access Persons must notify the Chief Compliance Officer when broker-dealer account ownership changes occur and when accounts are closed.

VI. Reporting of Personal Covered Securities Transactions and Post-Trade Review

A. Access Persons are required to direct their broker-dealers to supply to the Chief Compliance Officer, on a timely basis, duplicate copies of confirmations of all Personal Covered Securities Transactions (including securities transactions in Affiliated Mutual Funds) and copies of periodic statements for all accounts in which the Access Person has a direct or Beneficial Ownership interest. Compliance with this Code requirement will be deemed to satisfy the transaction reporting requirements imposed by applicable securities laws provided the duplicate confirmations are submitted within 30 days of the calendar quarter-end.

Any transactions in Covered Securities (including securities in Affiliated Mutual Funds) not executed through a broker-dealer must be reported quarterly to the Chief Compliance Officer within 30 calendar days of the end of the quarter. A Personal Securities Transaction Report is attached hereto as Exhibit D.

B. The Chief Compliance Officer or other compliance personnel designated by him will periodically review and monitor the personal investment activity of all Access Persons and all reports and/or brokerage confirmations and statements filed with the Adviser in accordance with the Code.

VII. Disclosure of Personal Holdings of Covered Securities Required for Access Persons

Within 10 calendar days of employment, and thereafter on an annual basis, all Access Persons must disclose all personal Covered Securities holdings (including securities holdings in Affiliated Mutual Funds) in which the Access Person has direct or Beneficial Ownership. The information provided must be current as of a date no more than 45 days before the individual becomes an access person or before the annual holdings report is submitted. Compliance with the annual disclosure requirement may be satisfied by periodic broker-dealers' statements sent directly to the Chief Compliance Officer. Covered Securities (including securities in Affiliated Mutual Funds) not included in broker-dealers' reports must be reported separately to the Chief Compliance Officer using the Security Holdings form attached hereto as Exhibit E.

VIII. Prohibitions Against Transactions Based on Material, Nonpublic Information

No Access Person will cause a purchase or sale of a Covered Security to be made for a Client or a personal account while in possession of material, nonpublic information with respect to the issuer of such Covered Security. You must be careful to avoid any impropriety, or even the appearance of an impropriety, in all investment transactions.

A. Communications. At all times, Access Persons must be aware that any information which is considered or suspected to be material and/or nonpublic should not be disclosed to anyone who does not have a business need to know such information, and any recipient of such information must be made aware that the information is material and nonpublic.

B. Files. Release of any materials which may contain material, nonpublic information (or conclusions or opinions based thereon) is only allowed on a need-to-know basis.

C. Other Disclosures. Access Persons should also exercise diligence in other areas where the possibility exists that material, nonpublic information may be inadvertently disclosed to anyone who does not have a need to know. For example, documents should not be left in conference rooms, or on copy or fax machines. Care should be taken to properly file or discard documents.

D. Restricted List. The Restricted List is maintained by the Chief Compliance Officer. This list includes issuers as to which material, nonpublic information has been received by Access Persons. It also identifies issuers as to which the release of such information violates contractual restrictions. In addition, it includes those issuers, the trading of whose securities is limited by other policy or legal considerations. The Restricted List is distributed to all traders, portfolio managers and analysts of public securities, persons responsible for private secondary market trading, and others as determined by the Chief Compliance Officer.

If any individual believes that he or she is in possession of material, nonpublic information with respect to an issuer having publicly traded securities outstanding, he or she must immediately advise the Chief Compliance Officer of the fact so that the name can be added to the Restricted List. If the individual is uncertain as to the materiality of the information, he or she should immediately meet with the Chief Compliance Officer to review the information and make a determination if it is appropriate to add the issuer to the Restricted List. If there is any doubt, the issuer will be placed on the Restricted List while the issues are reviewed by a higher level of management. An issuer placed on the Restricted List because of material, nonpublic information will not be removed from such List until the information which resulted in the issuer being placed on such List is no longer material or is now public.

No transaction will be made in a Covered Security for the account of a Client or any Access Persons receiving the Restricted List, the issuer of which is on the Restricted List, unless such transaction has been approved by the Compliance Department.

Additional requirements for personal trading in the securities of Affiliated Managers Group, Inc. (AMG) have been adopted by AMG for affiliates (including TimesSquare Capital Management, LLC) and their employees, officers and directors. These procedures can be found in the AMG Policy Regarding Special Trading Procedures (the "AMG Policy") which has been received and acknowledged by all Access Persons. See the AMG Policy for an expanded discussion of the term "material, non-public information".

IX. Reporting of Violations

If a person who is subject to this Code becomes aware of a violation of the Code, the individual is required to report it to the Chief Compliance Officer promptly. It is the Firm's policy to investigate the potential violation promptly and confidentially. Retaliation against the individual who reports a violation is prohibited and constitutes a further violation of the Code.

X. Gifts

A. Access Persons and household members thereof are prohibited from giving or receiving any gift, or any series of gifts within a calendar year, of more than $50 in value to or from any person or entity that does business with the Adviser or on behalf of a Client. Occasional business meals or entertainment (theatrical or sporting events, etc.) are not defined as "gifts" and are permitted so long as they are not excessive in number or cost and the host is present at the event.

Gifts include prizes sponsored by or paid for by broker-dealers, investment bankers, correspondents, and other intermediaries, or investments of any amount, as well as any other property, service or thing of value (such as tickets, admission or entrance fees, meals, entertainment, transportation or lodging). Receipt or giving of gifts in the form of cash, checks, and gift certificates is prohibited.

B. In general, the Adviser will be responsible for all business travel expenses incurred by its employees which are consistent with corporate travel policy. As a matter of policy, the Adviser does not allow sponsors of trips who are broker-dealers or issuers of Covered Securities, or other investable assets, to pay for travel or lodging expenses for our employees.

Exceptions to this policy can be granted by the Chief Compliance Officer if the trip sponsor arranges for group travel or lodging which is not available through normal commercial channels for the convenience of the group (e.g. charter flights) or is a de minimis expense to the sponsor because of the nature of its business (e.g. airline or hotel companies). In both of these cases, it should be clear that the sponsor is paying for reasons of convenience rather than to curry favor.

XI. Corporate Directorships and Other Business Relationships

In order that even the appearance of impropriety be avoided, it is important that Adviser Access Persons not be involved in investment decisions which relate to other business enterprises of which they are "insiders." For purposes of this policy, a person is an "insider" of a business enterprise if he or she is one of its directors or officers, or otherwise has a confidential relationship with it, or has a beneficial ownership of 1% of its voting stock. A regulated investment company is not a business enterprise for this purpose.

Adviser Access Persons should make written disclosure of any insider relationships to the Compliance Department. No new insider relationships should be accepted without the written approval of the Chief Compliance Officer. The continuation of any insider relationship is at the discretion of the Chief Compliance Officer and is to be terminated upon request.

XII. Investigations

The Chief Compliance Officer will make a determination from the reports of Covered Securities personal transactions, the annual Affirmation/Disclosure Statements, and from any other situations brought to his attention, or of which he is aware, whether a violation or possible violation, of this Code has occurred. The Chief Compliance Officer will thoroughly investigate each violation or possible violation. Such investigative procedures shall include notification to the Chief Executive Officer of the Adviser of the violation or possible violation, and discussion of the violation or possible violation with the employee to determine whether the procedures set forth in the Code were followed. Each investigation will be properly documented, including the name of the employee, the date of the investigation, identification of the violation or possible violation, and a summary of the disposition. The file kept on such investigation shall include all underlying records.

The Chief Compliance Officer will report his findings in writing to the Chief Executive Officer of the Adviser. The decision as to whether a violation has occurred will be subject to review by the Chief Executive Officer.

XIII. Sanctions for Personal Trading Violations

The Chief Executive Officer of the Adviser shall be responsible for determining whether it is appropriate to impose sanctions or take other actions against the employee. The Chief Executive Officer shall make such determination in light of all relevant facts and circumstances, including the nature and seriousness of the violation, the extent to which the violation reflects a willful disregard of the employee's responsibilities under the Code and the employee's past history of compliance or non-compliance with the Code. Such sanctions or other actions may include, but are not limited to, one or more of the following:

o Warning (verbal or written);
o Reprimand;
o Reassignment of duties;
o Suspension of activities (e.g., your ability to trade for personal accounts);
o Request the employee to sell the security in question and disgorge all profits to a charity;
o Require the trade to be broken (if not too late);
o Monetary fine (e.g., including a reduction in salary or bonus);
o Suspension or termination of employment; or
o A combination of the foregoing.

XIV. Records

The Adviser shall maintain records in the manner and to the extent set forth below, which records may be maintained on microfilm under the conditions described in Rule 31a-2(f)(1) under the Act and shall be available for examination by representatives of the Commission:

A. A copy of the Code and any other code of ethics which is, or at any time within the past five (5) years has been, in effect shall be preserved in an easily accessible place;

B. A record of any violation of the Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five (5) years following the end of the fiscal year in which the violation occurs;

C. A copy of each report made by, or brokerage confirmation and statement filed on behalf of, an Access Person pursuant to the Code shall be preserved for a period of not less than five (5) years from the end of the fiscal year in which it is made, the first two (2) years in an easily accessible place;

D. A list of all persons who are, or within the past five (5) years have been, required to make reports pursuant to the Code or who are or were responsible for reviewing the reports, shall be maintained in a easily accessible place;

E. Records evidencing prior approval of, and the rationale supporting, an acquisition by an Access Person of Covered Securities in an initial public offering or private placement shall be preserved for a period of not less than five (5) years from the end of the fiscal year in which the approval is granted;

F. A record of all written acknowledgements of receipt of the Code and amendments for all persons who are or within the past five (5) years were employees shall be preserved for five (5) years after the individual ceases to be an employee; and

G. A copy of all written annual reports provided by the Adviser in accordance with paragraph (c)(2)(ii) of Rule 17j-1 under the Act for a period of five (5) years following the end of the fiscal year in which they are made, the first two (2) years in an easily accessible place.

EXHIBIT A

EXPLANATION OF BENEFICIAL OWNERSHIP

You are considered to have "Beneficial Ownership" of Covered Securities if you have or share a direct or indirect "Pecuniary Interest" in the Covered Securities.

You have a "Pecuniary Interest" in Covered Securities if you have the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the Covered Securities.

The following are examples of an indirect Pecuniary Interest in Covered Securities:

1. Securities held by members of your immediate family sharing the same household; however, this presumption may be rebutted by convincing evidence that profits derived from transactions in these Covered Securities will not provide you with any economic benefit.

"Immediate family" means any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, or sister-in-law, and includes any adoptive relationship.

2. Your interest as a general partner in Covered Securities held by a general or limited partnership.

3. Your interest as a manager-member in the Covered Securities held by a limited liability company.

You do not have an indirect Pecuniary Interest in Covered Securities held by a corporation, partnership, limited liability company or other entity in which you hold an equity interest, unless you are a controlling equityholder or you have or share investment control over the Covered Securities held by the entity.

The following circumstances constitute Beneficial Ownership by you of Covered Securities held by a trust:

1. Your ownership of Covered Securities as a trustee where either you or members of your immediate family have a vested interest in the principal or income of the trust.

2. Your ownership of a vested interest in a trust.

3. Your status as a settlor of a trust, unless the consent of all of the beneficiaries is required in order for you to revoke the trust.

EXHIBIT B

INITIAL AND ANNUAL CODE OF ETHICS CERTIFICATION
To be completed by all TimesSquare employees

TO: Chief Compliance Officer

FROM: __________________________

DATE: ___________________________

SUBJECT: Initial and Annual Code of Ethics Acknowledgment Form - TimesSquare Code of Ethics

I acknowledge that I have received, read and understood the TimesSquare Capital Management, LLC Code of Ethics. I recognize that I am subject to the Code and I hereby assure that I will comply with the requirements of the Code. I recognize the responsibilities and obligations, including but not limited to preclearance, quarterly transaction reports, initial and annual listing of holdings, and compliance with federal securities laws, incurred by me as a result of my being subject to this Code. If initial certification: I hereby agree to abide by the attached Code. If annual recertification: I hereby acknowledge that during the past year I have abided by the attached Code and reported all transactions required to be reported under the Code. If otherwise, I have provided a description of my violations and the reason for the same immediately below.

__________________________
SIGNATURE AND PRINTED NAME

___________________________
DATE

EXHIBIT C

PRECLEARANCE

PERSONAL COVERED SECURITIES TRANSACTIONS

Name: _______________________________________

Date: ________________________________________

Time: ________________________________________

Name of Security: _____________________________

o If the request is to purchase (sell), has this security been sold or (purchased) by this individual within the past 60 calendar days? Yes, no, de minimis, or explain exception.

o Does any Client portfolio have a pending "buy" or "sell" order in the same or equivalent Covered Security? Yes, no, de minimis, or explain exception.

o If the request is made by Investment Personnel, has a portfolio purchased or sold this security within the past seven calendar days or is a transaction currently anticipated within the next seven calendar days? Yes, no, de minimis, not applicable as, relative to the securities to be purchased/sold, this person is not defined as "Investment Personnel", or explain exception.

o Is this an IPO? Yes, no, or explain exception.

o Is this a private placement? Yes, no, or explain exception.

This approval is good for ________________________ only.

(date)

Preclearance granted by: _____________________________

EXHIBIT D

PERSONAL REPORT OF SECURITIES TRANSACTIONS

Name/Routing:_________________________________

For the Quarter Ending ________________, 200_

The following is a record of all transaction(s) for a Personal Account in Securities in which I or a Family Member had, or by reason of which I or a Family Member acquired or disposed of, a direct or indirect Beneficial Ownership during the month. This report is made solely to comply with SEC regulations and shall not be construed as an admission by me that I am or a Family Member is the Beneficial Owner of the Security(ies) listed below. The purchase or sale of shares of unaffiliated, open-end funds, investment of dividends through a dividend reinvestment plan and the purchase or sale of securities which are issued by the Government of the United States, may be omitted.

Name of Security: ____________________
Name of Broker/Dealer/Bank: ____________________
Account Number: ____________________
Number of Shares/Units: ____________________
Price per Share/Unit: ____________________
DATE: ____________________
Purchased: ____________________
Sold: ____________________
Other: ____________________
Explain: ___________________

c NONE (check if no reportable transactions)

Signature: _______________________________

Date: __________________________

Compliance Unit Review: __________________

EXHIBIT E

TimesSquare Capital Management, LLC Personal Covered Security Holdings Disclosure

List of All Covered Securities Held As at ___________________

Employee Name: __________________________
(Please print)

Signature: ________________________________

Date: _______________________________

Broker-Dealer and Account Number           Description of Covered Security           Number of shares or par value held

Exhibit F

CERTIFICATION OF BROKERAGE ACCOUNTS

I hereby certify that the following is a complete list of the personal accounts* that I maintain with the broker-dealer named, said broker-dealer's address and the account number(s) with such broker-dealer. I also authorize Compliance to request a copy of trade confirmations and account statements from the broker-dealer for each account listed below.

------------------------------------- -----------------------------------

--------------------------------
Broker-Dealer

Address

Account Number(s) -------------------------------------

----------------------------------- --------------------------------

------------------------------------- -----------------------------------

I hereby certify that I have no Personal Accounts with any broker-dealer.

Date_________________________

Signature____________________________________

Name Printed_________________________________

* A Personal Account includes your own account, the account of a family member or any account in which you hold Beneficial Ownership (as defined in the Code).

PLEASE USE A SEPARATE SHEET FOR EACH BROKER-DEALER

Exhibit G

BROKER CONFIRMATION REQUEST LETTER

Date

Name
BD Name BD
Fax Number or Address

Re: Employee Name, Account Number (s)

I am an employee of TimesSquare Capital Management, LLC, a registered investment adviser. In compliance with the Firm's Code of Ethics, please send duplicate copies of confirmations of any securities transactions in the above referenced account and periodic account statements to the Firm at the following address:

Chief Compliance Officer

TimesSquare Capital Management, LLC

25th Floor

Four Times Square

New York, New York 10036

Very truly yours,

TimesSquare Employee

Cc: TimesSquare Chief Compliance Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 10th day of December, 2004.

MANAGERS AMG FUNDS

BY: /s/ Donald S. Rumery
____________________________
Donald S. Rumery
Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*	Trustee	December 10, 2004
Jack W. Aber
*	Trustee	December 10, 2004
William E. Chapman, II
*	Trustee	December 10, 2004
Edward J. Kaier
*	Trustee	December 10, 2004
John Kingston, III
*	Trustee	December 10, 2004
Steven J. Paggioli
*	Trustee	December 10, 2004
Eric Rakowski
*	Trustee	December 10, 2004
Thomas R. Schneeweis
*	President and Trustee	December 10, 2004
Peter M. Lebovitz	(Principal Executive Officer)
*	Chief Financial Officer	December 10, 2004
Galan G. Daukas	(Principal Financial Officer)
/s/ Donald S. Rumery	Treasurer	December 10, 2004
Donald S. Rumery	(Principal Accounting Officer)
/s/ Donald S. Rumery

*By Donald S. Rumery pursuant to Power of Attorney.